UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07527

                                  Turner Funds
               (Exact name of registrant as specified in charter)
                                    --------


                         1205 Westlakes Drive, Suite 100
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                                  Turner Funds
                                 P.O. Box 219805
                           Kansas City, MO 64121-9805
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-224-6312

                   Date of fiscal year end: September 30, 2006

                     Date of reporting period: June 30, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

================================================================================

SCHEDULE OF INVESTMENTS
TURNER LARGE CAP GROWTH FUND
June 30, 2006 (Unaudited)


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
COMMON STOCK--98.2%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADMINISTRATION OF HUMAN RESOURCE PROGRAMS--1.5%
--------------------------------------------------------------------------------
Express Scripts*                                     3,410           $     245
                                                                     ---------
Total Administration of Human Resource Programs                            245
                                                                     ---------

--------------------------------------------------------------------------------
ADVERTISING & RELATED SERVICES--0.9%
--------------------------------------------------------------------------------
Omnicom Group                                        1,680                 150
                                                                     ---------
Total Advertising & Related Services                                       150
                                                                     ---------

--------------------------------------------------------------------------------
AEROSPACE PRODUCT & PARTS MANUFACTURING--3.5%
--------------------------------------------------------------------------------
Boeing                                               4,230                 347
Textron                                              2,350                 217
                                                                     ---------
Total Aerospace Product & Parts Manufacturing                              564
                                                                     ---------

--------------------------------------------------------------------------------
BEVERAGE MANUFACTURING--4.2%
--------------------------------------------------------------------------------
PepsiCo                                             11,160                 670
                                                                     ---------
Total Beverage Manufacturing                                               670
                                                                     ---------

--------------------------------------------------------------------------------
CABLE NETWORKS & PROGRAM DISTRIBUTION--1.2%
--------------------------------------------------------------------------------
Comcast, Cl A*                                       5,900                 193
                                                                     ---------
Total Cable Networks & Program Distribution                                193
                                                                     ---------

--------------------------------------------------------------------------------
CEMENT & CONCRETE PRODUCT MANUFACTURING--0.0%
--------------------------------------------------------------------------------
Cemex ADR*                                             100                   6
                                                                     ---------
Total Cement & Concrete Product Manufacturing                                6
                                                                     ---------

--------------------------------------------------------------------------------
CLOTHING STORES--0.9%
--------------------------------------------------------------------------------
Nordstrom                                            4,000                 146
                                                                     ---------
Total Clothing Stores                                                      146
                                                                     ---------

--------------------------------------------------------------------------------
COAL MINING--0.7%
--------------------------------------------------------------------------------
Peabody Energy                                       2,110                 118
                                                                     ---------
Total Coal Mining                                                          118
                                                                     ---------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--3.0%
--------------------------------------------------------------------------------
Qualcomm                                            11,980                 480
                                                                     ---------
Total Communications Equipment Manufacturing                               480
                                                                     ---------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--4.4%
--------------------------------------------------------------------------------
Apple Computer*                                      7,080                 405


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
Hewlett-Packard                                      9,450           $     299
                                                                     ---------
Total Computer & Peripheral Equipment
Manufacturing                                                              704
                                                                     ---------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--1.2%
--------------------------------------------------------------------------------
Sun Microsystems*                                   47,100                 195
                                                                     ---------
Total Computer Systems Design & Related Services                           195
                                                                     ---------

--------------------------------------------------------------------------------
COURIERS--0.9%
--------------------------------------------------------------------------------
FedEx                                                1,250                 146
                                                                     ---------
Total Couriers                                                             146
                                                                     ---------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--3.1%
--------------------------------------------------------------------------------
UBS                                                  2,400                 263
Wells Fargo                                          3,430                 230
                                                                     ---------
Total Depository Credit Intermediation                                     493
                                                                     ---------

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--5.1%
--------------------------------------------------------------------------------
General Electric                                    24,530                 808
                                                                     ---------
Total Electrical Equipment Manufacturing                                   808
                                                                     ---------

--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--1.1%
--------------------------------------------------------------------------------
Best Buy                                             3,210                 176
                                                                     ---------
Total Electronics & Appliance Stores                                       176
                                                                     ---------

--------------------------------------------------------------------------------
GRAIN & OILSEED MILLING--2.6%
--------------------------------------------------------------------------------
Archer-Daniels-Midland                               9,900                 409
                                                                     ---------
Total Grain & Oilseed Milling                                              409
                                                                     ---------

--------------------------------------------------------------------------------
GROCERY STORES--1.5%
--------------------------------------------------------------------------------
Whole Foods Market                                   3,640                 235
                                                                     ---------
Total Grocery Stores                                                       235
                                                                     ---------

--------------------------------------------------------------------------------
INFORMATION SERVICES--4.7%
--------------------------------------------------------------------------------
Google, Cl A*                                        1,420                 596
Yahoo!*                                              4,400                 145
                                                                     ---------
Total Information Services                                                 741
                                                                     ---------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--1.5%
--------------------------------------------------------------------------------
Chubb                                                4,790                 239
                                                                     ---------
Total Insurance Carriers                                                   239
                                                                     ---------

================================================================================

SCHEDULE OF INVESTMENTS
TURNER LARGE CAP GROWTH FUND
June 30, 2006 (Unaudited)


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--2.9%
--------------------------------------------------------------------------------
Starbucks*                                           7,880           $     297
Yum! Brands                                          3,300                 166
                                                                     ---------
Total Limited-Service Eating Places                                        463
                                                                     ---------

--------------------------------------------------------------------------------
MEDICAL & DIAGNOSTIC LABORATORIES--1.5%
--------------------------------------------------------------------------------
Quest Diagnostics                                    3,970                 238
                                                                     ---------
Total Medical & Diagnostic Laboratories                                    238
                                                                     ---------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Luxottica Group ADR                                  5,120                 139
                                                                     ---------
Total Medical Equipment & Supplies Manufacturing                           139
                                                                     ---------

--------------------------------------------------------------------------------
METAL ORE MINING--1.2%
--------------------------------------------------------------------------------
BHP Billiton ADR                                     4,550                 196
                                                                     ---------
Total Metal Ore Mining                                                     196
                                                                     ---------

--------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--0.9%
--------------------------------------------------------------------------------
Weatherford International*                           2,870                 142
                                                                     ---------
Total Mining Support Activities                                            142
                                                                     ---------

--------------------------------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--1.0%
--------------------------------------------------------------------------------
Toyota Motor ADR                                     1,520                 159
                                                                     ---------
Total Motor Vehicle Manufacturing                                          159
                                                                     ---------

--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT MANUFACTURING--2.6%
--------------------------------------------------------------------------------
Corning*                                            16,770                 406
                                                                     ---------
Total Other Electrical Equipment & Component
Manufacturing                                                              406
                                                                     ---------

--------------------------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY MANUFACTURING--2.0%
--------------------------------------------------------------------------------
Rockwell Automation                                  4,390                 316
                                                                     ---------
Total Other General Purpose Machinery
Manufacturing                                                              316
                                                                     ---------

--------------------------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT MANUFACTURING--1.4%
--------------------------------------------------------------------------------
Coach*                                               7,380                 221
                                                                     ---------
Total Other Leather & Allied Product Manufacturing                         221
                                                                     ---------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--1.6%
--------------------------------------------------------------------------------
International Game Technology                        6,610                 251
                                                                     ---------
Total Other Miscellaneous Manufacturing                                    251
                                                                     ---------


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--12.5%
--------------------------------------------------------------------------------
Allergan                                             2,520           $     270
AstraZeneca ADR                                      4,330                 259
Gilead Sciences*                                     7,560                 447
Novartis ADR                                         5,100                 275
Pfizer                                              15,400                 361
Roche Holding ADR                                    4,480                 370
                                                                     ---------
Total Pharmaceutical & Medicine Manufacturing                            1,982
                                                                     ---------

--------------------------------------------------------------------------------
RAIL TRANSPORTATION--1.1%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe                         2,120                 168
                                                                     ---------
Total Rail Transportation                                                  168
                                                                     ---------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--4.3%
--------------------------------------------------------------------------------
Celgene*                                             4,370                 207
Genentech*                                           3,870                 317
Monsanto                                             1,880                 158
                                                                     ---------
Total Scientific R&D Services                                              682
                                                                     ---------

--------------------------------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--1.5%
--------------------------------------------------------------------------------
Chicago Mercantile
   Exchange Holdings                                   470                 231
                                                                     ---------
Total Securities & Commodity Exchanges                                     231
                                                                     ---------

--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
INTERMEDIATION & BROKERAGE--3.1%
--------------------------------------------------------------------------------
Charles Schwab                                      15,670                 251
Goldman Sachs Group                                  1,590                 239
                                                                     ---------
Total Security & Commodity Contracts
   Intermediation & Brokerage                                              490
                                                                     ---------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT
MANUFACTURING--13.9%
--------------------------------------------------------------------------------
Applied Materials                                   24,750                 403
Broadcom, Cl A*                                      9,140                 275
Cisco Systems*                                      33,160                 647
Intel                                               29,400                 557
Micron Technology*                                  21,440                 323
                                                                     ---------
Total Semiconductor & Other Electronic
   Component Manufacturing                                               2,205
                                                                     ---------

================================================================================

SCHEDULE OF INVESTMENTS
TURNER LARGE CAP GROWTH FUND
June 30, 2006 (Unaudited)


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS--0.9%
--------------------------------------------------------------------------------
NII Holdings*                                        2,480           $     140
                                                                     ---------
Total Telecommunications                                                   140
                                                                     ---------

--------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--2.9%
--------------------------------------------------------------------------------
Las Vegas Sands*                                     2,840                 221
Starwood Hotels & Resorts Worldwide                  4,080                 246
                                                                     ---------
Total Traveler Accommodation                                               467
--------------------------------------------------------------------------------
TOTAL COMMON STOCK                                                   ---------
  (COST $13,854)                                                        15,614

--------------------------------------------------------------------------------
CASH EQUIVALENT--2.5%
--------------------------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares, 5.04%**                   398,355                 398
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT                                                ---------
  (COST $399)                                                              398
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.7%
  (COST $14,253)+                                                     $ 16,012
                                                                      =========

Percentages are based on Net Assets of $15,906.***
*      Non-income producing security
**     Rate shown is the 7-day effective yield as of June 30, 2006.
ADR -- American Depositary Receipt
Cl --  Class
+ At June 30, 2006, the tax basis cost of the Fund's investments was $14,338, and the unrealized appreciation and depreciation were $2,142 and $(468), respectively.***

***   These numbers have been rounded to the nearest thousands.

Cost figures are presented with thousands omitted.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

================================================================================

SCHEDULE OF INVESTMENTS
TURNER CORE GROWTH FUND
June 30, 2006 (Unaudited)


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
COMMON STOCK--94.0%
--------------------------------------------------------------------------------
ACTIVITIES RELATED TO REAL ESTATE--1.2%
--------------------------------------------------------------------------------
CB Richard Ellis Group, Cl A*                       40,390           $    1,006
                                                                     ----------
Total Activities Related to Real Estate                                   1,006
                                                                     ----------

--------------------------------------------------------------------------------
ADMINISTRATION OF HUMAN RESOURCE PROGRAMS--0.9%
--------------------------------------------------------------------------------
Express Scripts*                                     9,730                  698
                                                                     ----------
Total Administration of Human Resource Programs                             698
                                                                     ----------

--------------------------------------------------------------------------------
ADVERTISING & RELATED SERVICES--0.9%
--------------------------------------------------------------------------------
Omnicom Group                                        8,290                  739
                                                                     ----------
Total Advertising & Related Services                                        739
                                                                     ----------

--------------------------------------------------------------------------------
AEROSPACE PRODUCT & PARTS MANUFACTURING--2.2%
--------------------------------------------------------------------------------
Boeing                                              14,330                1,174
Textron                                              6,520                  601
                                                                     ----------
Total Aerospace Product & Parts Manufacturing                             1,775
                                                                     ----------

--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY
MANUFACTURING--2.8%
--------------------------------------------------------------------------------
Cameron International*                              17,560                  839
Joy Global                                          10,985                  572
National Oilwell Varco*                             13,160                  833
                                                                     ----------
Total Agriculture, Construction & Mining
   Machinery Manufacturing                                                2,244
                                                                     ----------

--------------------------------------------------------------------------------
BEVERAGE MANUFACTURING--2.8%
--------------------------------------------------------------------------------
Fomento Economico Mexicano ADR                       5,200                  435
PepsiCo                                             30,540                1,834
                                                                     ----------
Total Beverage Manufacturing                                              2,269
                                                                     ----------

--------------------------------------------------------------------------------
CABLE NETWORKS & PROGRAM DISTRIBUTION--1.5%
--------------------------------------------------------------------------------
Comcast, Cl A*                                      36,760                1,203
                                                                     ----------
Total Cable Networks & Program Distribution                               1,203
                                                                     ----------

--------------------------------------------------------------------------------
CEMENT & CONCRETE PRODUCT MANUFACTURING--0.0%
--------------------------------------------------------------------------------
Cemex ADR*                                             550                   31
                                                                     ----------
Total Cement & Concrete Product Manufacturing                                31
                                                                     ----------

--------------------------------------------------------------------------------
COAL MINING--1.8%
--------------------------------------------------------------------------------
Consol Energy                                       18,820                  879


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
Peabody Energy                                      10,770           $      601
                                                                     ----------
Total Coal Mining                                                         1,480
                                                                     ----------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--1.5%
--------------------------------------------------------------------------------
Qualcomm                                            31,300                1,254
                                                                     ----------
Total Communications Equipment Manufacturing                              1,254
                                                                     ----------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--2.8%
--------------------------------------------------------------------------------
Apple Computer*                                     22,980                1,313
Hewlett-Packard                                     31,230                  989
                                                                     ----------
Total Computer & Peripheral Equipment
Manufacturing                                                             2,302
                                                                     ----------

--------------------------------------------------------------------------------
DATA PROCESSING SERVICES--1.2%
--------------------------------------------------------------------------------
Global Payments                                     19,400                  942
                                                                     ----------
Total Data Processing Services                                              942
                                                                     ----------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--6.3%
--------------------------------------------------------------------------------
Kookmin Bank ADR                                     7,060                  586
Mellon Financial                                    43,340                1,492
UBS                                                 14,530                1,594
Wells Fargo                                         21,390                1,435
                                                                     ----------
Total Depository Credit Intermediation                                    5,107
                                                                     ----------

--------------------------------------------------------------------------------
DRUGS & DRUGGISTS' SUNDRIES WHOLESALE--0.2%
--------------------------------------------------------------------------------
Henry Schein*                                        3,680                  172
                                                                     ----------
Total Drugs & Druggists' Sundries Wholesale                                 172
                                                                     ----------

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--3.9%
--------------------------------------------------------------------------------
General Electric                                    95,500                3,148
                                                                     ----------
Total Electrical Equipment Manufacturing                                  3,148
                                                                     ----------

--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--0.8%
--------------------------------------------------------------------------------
Best Buy                                            11,690                  641
                                                                     ----------
Total Electronics & Appliance Stores                                        641
                                                                     ----------

--------------------------------------------------------------------------------
FOUNDRIES--0.7%
--------------------------------------------------------------------------------
Precision Castparts                                  8,900                  532
                                                                     ----------
Total Foundries                                                             532
                                                                     ----------

--------------------------------------------------------------------------------
GRAIN & OILSEED MILLING--1.8%
--------------------------------------------------------------------------------
Archer-Daniels-Midland                              36,070                1,489
                                                                     ----------
Total Grain & Oilseed Milling                                             1,489
                                                                     -----------

================================================================================

SCHEDULE OF INVESTMENTS
TURNER CORE GROWTH FUND
June 30, 2006 (Unaudited)


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
GROCERY STORES--1.1%
--------------------------------------------------------------------------------
Whole Foods Market                                  14,330           $      926
                                                                     ----------
Total Grocery Stores                                                        926
                                                                     ----------

--------------------------------------------------------------------------------
INFORMATION SERVICES--3.4%
--------------------------------------------------------------------------------
Google, Cl A*                                        5,170                2,168
Yahoo!*                                             16,960                  560
                                                                     ----------
Total Information Services                                                2,728
                                                                     ----------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--1.7%
--------------------------------------------------------------------------------
Chubb                                               26,890                1,342
WR Berkley                                           2,160                   73
                                                                     ----------
Total Insurance Carriers                                                  1,415
                                                                     ----------

--------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.8%
--------------------------------------------------------------------------------
Starbucks*                                          24,320                  918
Yum! Brands                                         10,510                  529
                                                                     ----------
Total Limited-Service Eating Places                                       1,447
                                                                     ----------

--------------------------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL CONSULTING SERVICES--0.7%
--------------------------------------------------------------------------------
CH Robinson Worldwide                               10,760                  573
                                                                     ----------
Total Management, Scientific & Technical
   Consulting Services                                                      573
                                                                     ----------

--------------------------------------------------------------------------------
METAL ORE MINING--1.2%
--------------------------------------------------------------------------------
BHP Billiton ADR                                    22,750                  980
                                                                     ----------
Total Metal Ore Mining                                                      980
                                                                     ----------

--------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--1.2%
--------------------------------------------------------------------------------
Weatherford International*                          19,460                  966
                                                                     ----------
Total Mining Support Activities                                             966
                                                                     ----------

--------------------------------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Toyota Motor ADR                                     7,090                  741
                                                                     ----------
Total Motor Vehicle Manufacturing                                           741
                                                                     ----------

--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS
MANUFACTURING--2.0%
--------------------------------------------------------------------------------
DaVita*                                              7,720                  384
Roper Industries                                    13,290                  621
Thermo Electron*                                    17,160                  622
                                                                     ----------
Total Navigational/Measuring/Medical/Control
   Instruments Manufacturing                                              1,627
                                                                     ----------


                                                                       Value
                                                    Shares             (000)

--------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--2.0%
--------------------------------------------------------------------------------
American Express                                    30,160           $    1,605
                                                                     ----------
Total Nondepository Credit Intermediation                                 1,605
                                                                     ----------

--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--1.8%
--------------------------------------------------------------------------------
Ultra Petroleum*                                    10,510                  623
XTO Energy                                          18,186                  805
                                                                     ----------
Total Oil & Gas Extraction                                                1,428
                                                                     ----------

--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT MANUFACTURING--1.3%
--------------------------------------------------------------------------------
Corning*                                            45,080                1,090
                                                                     ----------
Total Other Electrical Equipment & Component
   Manufacturing                                                          1,090
                                                                     ----------

--------------------------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--1.7%
--------------------------------------------------------------------------------
T. Rowe Price Group                                 36,090                1,365
                                                                     ----------
Total Other Financial Investment Activities                               1,365
                                                                     ----------

--------------------------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT MANUFACTURING--1.2%
--------------------------------------------------------------------------------
Coach*                                              31,900                  954
                                                                     ----------
Total Other Leather & Allied Product Manufacturing                          954
                                                                     ----------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--2.1%
--------------------------------------------------------------------------------
International Game Technology                       25,420                  965
Scientific Games, Cl A*                             21,680                  772
                                                                     ----------
Total Other Miscellaneous Manufacturing                                   1,737
                                                                     ----------

--------------------------------------------------------------------------------
PETROLEUM & COAL PRODUCTS MANUFACTURING--2.8%
--------------------------------------------------------------------------------
Occidental Petroleum                                 9,940                1,020
Valero Energy                                       18,930                1,259
                                                                     ----------
Total Petroleum & Coal Products Manufacturing                             2,279
                                                                     ----------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--6.7%
--------------------------------------------------------------------------------
Allergan                                             8,110                  870
AstraZeneca ADR                                     13,980                  836
Gilead Sciences*                                    22,180                1,312
Novartis ADR                                        13,270                  715
Pfizer                                              36,590                  859
Roche Holding ADR                                   10,070                  831
                                                                     ----------
Total Pharmaceutical & Medicine Manufacturing                             5,423
                                                                     ----------

--------------------------------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--0.8%
--------------------------------------------------------------------------------
Questar                                              7,660                  616
                                                                     ----------
Total Pipeline Transportation of Natural Gas                                616
                                                                     ----------

================================================================================

SCHEDULE OF INVESTMENTS
TURNER CORE GROWTH FUND
June 30, 2006 (Unaudited)


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
RAIL TRANSPORTATION--0.8%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe                         8,090           $      641
                                                                     ----------
Total Rail Transportation                                                   641
                                                                     ----------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--3.3%
--------------------------------------------------------------------------------
Celgene*                                            22,020                1,044
Genentech*                                          10,830                  886
Monsanto                                             8,440                  711
                                                                     ----------
Total Scientific R&D Services                                             2,641
                                                                     ----------

--------------------------------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--2.1%
--------------------------------------------------------------------------------
Chicago Mercantile
   Exchange Holdings                                 3,400                1,670
                                                                     ----------
Total Securities & Commodity Exchanges                                    1,670
                                                                     ----------

--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
INTERMEDIATION & BROKERAGE--3.9%
--------------------------------------------------------------------------------
Charles Schwab                                      88,180                1,409
Goldman Sachs Group                                 11,910                1,792
                                                                     ----------
Total Security & Commodity Contracts
   Intermediation & Brokerage                                             3,201
                                                                     ----------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT
MANUFACTURING--6.7%
--------------------------------------------------------------------------------
Applied Materials                                   77,100                1,255
Broadcom, Cl A*                                     26,050                  783
Cisco Systems*                                      93,800                1,832
Intel                                               42,020                  796
Micron Technology*                                  52,640                  793
                                                                     ----------
Total Semiconductor & Other Electronic
   Component Manufacturing                                                5,459
                                                                     ----------

--------------------------------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION MANUFACTURING--2.1%
--------------------------------------------------------------------------------
Avon Products                                       23,680                  734
Colgate-Palmolive                                   15,510                  929
                                                                     ----------
Total Soap, Cleaners & Toilet Preparation
   Manufacturing                                                          1,663
                                                                     ----------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--0.5%
--------------------------------------------------------------------------------
Salesforce.com*                                     14,780                  394
                                                                     ----------
Total Software Publishers                                                   394
                                                                     ----------


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
STEEL PRODUCT MANUFACTURING FROM PURCHASED STEEL--0.6%
--------------------------------------------------------------------------------
Tenaris ADR                                         12,760           $      517
                                                                     ----------
Total Steel Product Manufacturing from
   Purchased Steel                                                          517
                                                                     ----------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--3.4%
--------------------------------------------------------------------------------
China Netcom Group ADR                               1,990                   70
Leap Wireless International*                        12,290                  583
NII Holdings*                                       26,880                1,516
Time Warner Telecom, Cl A*                          38,280                  568
                                                                     ----------
Total Telecommunications                                                  2,737
                                                                     ----------

--------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--2.0%
--------------------------------------------------------------------------------
Las Vegas Sands*                                     9,160                  713
Starwood Hotels & Resorts Worldwide                 15,330                  925
                                                                     ----------
Total Traveler Accommodation                                              1,638
                                                                     ----------

--------------------------------------------------------------------------------
WATER, SEWAGE & OTHER SYSTEMS--0.9%
--------------------------------------------------------------------------------
Aqua America                                        32,416                  739
                                                                     ----------
Total Water, Sewage & Other Systems                                         739
                                                                     ----------
--------------------------------------------------------------------------------
TOTAL COMMON STOCK
  (COST $70,334)                                                         76,232

--------------------------------------------------------------------------------
CASH EQUIVALENT--2.0%
--------------------------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares, 5.04%**                 1,606,934                1,607
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT                                                ----------
  (COST $1,607)                                                           1,607
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--96.0%
  (COST $71,941)+                                                    $   77,839
                                                                     ==========


Percentages are based on Net Assets of $81,077.***
* Non-income producing security
** Rate shown is the 7-day effective yield as of June 30, 2006.
ADR -- American Depositary Receipt
Cl -- Class
+ At June 30, 2006, the tax basis cost of the Fund's investments was $72,035, and the unrealized appreciation anddepreciation were $7,690 and $(1,886), respectively.***

***These numbers have been rounded to the nearest thousands.

Cost figures are presented with thousands omitted.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

================================================================================

SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND
June 30, 2006 (Unaudited)


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
COMMON STOCK--98.1%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ACTIVITIES RELATED TO REAL ESTATE--1.1%
--------------------------------------------------------------------------------
CB Richard Ellis Group, Cl A*                      526,410           $   13,108
                                                                     ----------
Total Activities Related to Real Estate                                  13,108
                                                                     ----------

--------------------------------------------------------------------------------
ADMINISTRATION OF HUMAN RESOURCE PROGRAMS--1.2%
--------------------------------------------------------------------------------
Express Scripts*                                   195,658               14,037
                                                                     ----------
Total Administration of Human Resource Programs                          14,037
                                                                     ----------

--------------------------------------------------------------------------------
ADVERTISING & RELATED SERVICES--1.4%
--------------------------------------------------------------------------------
aQuantive* #                                       377,050                9,551
Lamar Advertising, Cl A*                           126,770                6,828
                                                                     ----------
Total Advertising & Related Services                                     16,379
                                                                     ----------

--------------------------------------------------------------------------------
AEROSPACE PRODUCT & PARTS MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Textron                                             63,690                5,871
                                                                     ----------
Total Aerospace Product & Parts Manufacturing                             5,871
                                                                     ----------

--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY
MANUFACTURING--4.1%
--------------------------------------------------------------------------------
Bucyrus International, Cl A                        118,056                5,962
Cameron International*                             239,230               11,428
Grant Prideco*                                     211,870                9,481
Joy Global #                                       154,825                8,065
National Oilwell Varco*                            196,180               12,422
                                                                     ----------
Total Agriculture, Construction & Mining
   Machinery Manufacturing                                               47,358
                                                                     ----------

--------------------------------------------------------------------------------
BEVERAGE MANUFACTURING--1.5%
--------------------------------------------------------------------------------
Hansen Natural* #                                   93,140               17,731
                                                                     ----------
Total Beverage Manufacturing                                             17,731
                                                                     ----------

--------------------------------------------------------------------------------
CLOTHING STORES--2.2%
--------------------------------------------------------------------------------
AnnTaylor Stores*                                  105,420                4,573
Gymboree* #                                        190,090                6,608
Nordstrom #                                        369,490               13,486
                                                                     ----------
Total Clothing Stores                                                    24,667
                                                                     ----------

--------------------------------------------------------------------------------
COAL MINING--1.7%
--------------------------------------------------------------------------------
Arch Coal #                                        221,700                9,393
Consol Energy                                      217,420               10,158
                                                                     ----------
Total Coal Mining                                                        19,551
                                                                     -----------

                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--2.2%
--------------------------------------------------------------------------------
Network Appliance*                                 221,300           $    7,812
Rackable Systems*                                  201,460                7,956
SanDisk*                                           186,230                9,494
                                                                     ----------
Total Computer & Peripheral
   Equipment Manufacturing                                               25,262
                                                                     ----------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--2.1%
--------------------------------------------------------------------------------
Atheros Communications*                            344,130                6,525
Checkfree* #                                       228,160               11,308
Redback Networks*                                  371,557                6,814
                                                                     ----------
Total Computer Systems Design & Related Services                         24,647
                                                                     ----------

--------------------------------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--0.6%
--------------------------------------------------------------------------------
Under Armour, Cl A* #                              167,211                7,127
                                                                     ----------
Total Cut & Sew Apparel Manufacturing                                     7,127
                                                                     ----------

--------------------------------------------------------------------------------
DATA PROCESSING SERVICES--0.9%
--------------------------------------------------------------------------------
Fidelity National Information
Services                                           108,300                3,834
Global Payments #                                  139,650                6,780
                                                                     ----------
Total Data Processing Services                                           10,614
                                                                     ----------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--2.5%
--------------------------------------------------------------------------------
Colonial BancGroup                                 396,340               10,178
East West Bancorp #                                218,050                8,266
Northern Trust                                     119,118                6,587
Whitney Holding                                    111,279                3,936
                                                                     ----------
Total Depository Credit Intermediation                                   28,967
                                                                     ----------

--------------------------------------------------------------------------------
ELECTRICAL GOODS WHOLESALE--1.2%
--------------------------------------------------------------------------------
WESCO International*                               190,780               13,164
                                                                     ----------
Total Electrical Goods Wholesale                                         13,164
                                                                     ----------

--------------------------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--2.0%
--------------------------------------------------------------------------------
Coldwater Creek* #                                 302,690                8,100
Nutri/System* #                                    241,830               15,025
                                                                     ----------
Total Electronic Shopping & Mail-Order Houses                            23,125
                                                                     ----------

--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--1.0%
--------------------------------------------------------------------------------
Circuit City Stores #                              410,790               11,182
                                                                     ----------
Total Electronics & Appliance Stores                                     11,182
                                                                     ----------

================================================================================

SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND
June 30, 2006 (Unaudited)


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
EMPLOYMENT SERVICES--1.5%
--------------------------------------------------------------------------------
Manpower                                           181,520           $   11,726
MPS Group*                                         394,230                5,937
                                                                     ----------
Total Employment Services                                                17,663
                                                                     ----------

--------------------------------------------------------------------------------
FOUNDRIES--1.4%
--------------------------------------------------------------------------------
Precision Castparts                                277,160               16,563
                                                                     ----------
Total Foundries                                                          16,563
                                                                     ----------

--------------------------------------------------------------------------------
GENERAL FREIGHT TRUCKING--0.7%
--------------------------------------------------------------------------------
Landstar System #                                  177,130                8,366
                                                                     ----------
Total General Freight Trucking                                            8,366
                                                                     ----------

--------------------------------------------------------------------------------
GROCERY STORES--1.6%
--------------------------------------------------------------------------------
Whole Foods Market #                               279,530               18,069
                                                                     ----------
Total Grocery Stores                                                     18,069
                                                                     ----------

--------------------------------------------------------------------------------
HOME HEALTH CARE SERVICES--0.8%
--------------------------------------------------------------------------------
Intuitive Surgical* #                               77,800                9,178
                                                                     ----------
Total Home Health Care Services                                           9,178
                                                                     ----------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--1.6%
--------------------------------------------------------------------------------
Cymer* #                                           217,170               10,090
Varian Semiconductor
   Equipment Associates*                           270,150                8,809
                                                                     ----------
Total Industrial Machinery Manufacturing                                 18,899
                                                                     ----------

--------------------------------------------------------------------------------
INFORMATION SERVICES--0.6%
--------------------------------------------------------------------------------
Ctrip.com International ADR #                      143,254                7,313
                                                                     ----------
Total Information Services                                                7,313
                                                                     ----------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--0.7%
--------------------------------------------------------------------------------
HCC Insurance Holdings #                           258,870                7,621
                                                                     ----------
Total Insurance Carriers                                                  7,621
                                                                     ----------

--------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.6%
--------------------------------------------------------------------------------
Burger King Holdings*                              300,460                4,732
Panera Bread, Cl A*                                 76,740                5,160
Yum! Brands                                        158,140                7,950
                                                                     ----------
Total Limited-Service Eating Places                                      17,842
                                                                     ----------


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL CONSULTING SERVICES--2.2%
--------------------------------------------------------------------------------
CH Robinson Worldwide                              298,182           $   15,893
Monster Worldwide*                                 219,335                9,357
                                                                     ----------
Total Management, Scientific & Technical
   Consulting Services                                                   25,250
                                                                     ----------

--------------------------------------------------------------------------------
MEDICAL & DIAGNOSTIC LABORATORIES--2.1%
--------------------------------------------------------------------------------
Quest Diagnostics                                  393,830               23,598
                                                                     ----------
Total Medical & Diagnostic Laboratories                                  23,598
                                                                     ----------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING--1.3%
--------------------------------------------------------------------------------
Resmed* #                                          198,560                9,323
Varian Medical Systems*                            120,110                5,687
                                                                     ----------
Total Medical Equipment & Supplies Manufacturing                         15,010
                                                                     ----------

--------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--0.8%
--------------------------------------------------------------------------------
Diamond Offshore Drilling #                        104,470                8,768
                                                                     ----------
Total Mining Support Activities                                           8,768
                                                                     ----------

--------------------------------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--0.1%
--------------------------------------------------------------------------------
Oshkosh Truck #                                     24,120                1,146
                                                                     ----------
Total Motor Vehicle Manufacturing                                         1,146
                                                                     ----------

--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS
MANUFACTURING--5.3%
--------------------------------------------------------------------------------
Ametek #                                           352,480               16,700
DaVita*                                            268,410               13,340
Itron*                                             133,355                7,903
Roper Industries                                   251,250               11,746
Thermo Electron*                                   298,300               10,810
                                                                     ----------
Total Navigational/Measuring/Medical/Control
   Instruments Manufacturing                                             60,499
                                                                     ----------

--------------------------------------------------------------------------------
NONMETALLIC MINERAL MINING & QUARRYING--0.7%
--------------------------------------------------------------------------------
Martin Marietta Materials                           82,060                7,480
                                                                     ----------
Total Nonmetallic Mineral Mining & Quarrying                              7,480
                                                                     ----------

--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--3.3%
--------------------------------------------------------------------------------
CNX Gas* #                                         185,100                5,553
Denbury Resources*                                 204,390                6,473
Range Resources                                    465,495               12,657
Southwestern Energy*                               153,170                4,773

================================================================================

SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND
June 30, 2006 (Unaudited)


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
Ultra Petroleum*                                   133,110           $    7,889
                                                                     ----------
Total Oil & Gas Extraction                                               37,345
                                                                     ----------

--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT MANUFACTURING--1.4%
--------------------------------------------------------------------------------
Ciena*                                           1,556,340                7,486
General Cable*                                     247,300                8,655
                                                                     ----------
Total Other Electrical Equipment & Component
Manufacturing                                                            16,141
                                                                     ----------

--------------------------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--2.3%
--------------------------------------------------------------------------------
Affiliated Managers Group* #                       118,900               10,331
T. Rowe Price Group #                              413,480               15,634
                                                                     ----------
Total Other Financial Investment Activities                              25,965
                                                                     ----------

--------------------------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY MANUFACTURING--0.6%
--------------------------------------------------------------------------------
Gardner Denver*                                    187,700                7,226
                                                                     ----------
Total Other General Purpose Machinery
Manufacturing                                                             7,226
                                                                     ----------

--------------------------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--0.8%
--------------------------------------------------------------------------------
Host Hotels & Resorts                              412,819                9,028
                                                                     ----------
Total Other Investment Pools & Funds                                      9,028
                                                                     ----------

--------------------------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT MANUFACTURING--1.8%
--------------------------------------------------------------------------------
Coach*                                             707,710               21,161
                                                                     ----------
Total Other Leather & Allied Product Manufacturing                       21,161
                                                                     ----------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--3.4%
--------------------------------------------------------------------------------
International Game Technology #                    656,320               24,901
Scientific Games, Cl A*                            393,070               14,001
                                                                     ----------
Total Other Miscellaneous Manufacturing                                  38,902
                                                                     ----------

--------------------------------------------------------------------------------
OUTPATIENT CARE CENTERS--0.2%
--------------------------------------------------------------------------------
Coventry Health Care*                               44,800                2,461
                                                                     ----------
Total Outpatient Care Centers                                             2,461
                                                                     ----------

--------------------------------------------------------------------------------
PAPER & PAPER PRODUCT WHOLESALE--0.6%
--------------------------------------------------------------------------------
VistaPrint*                                        274,690                7,345
                                                                     ----------
Total Paper & Paper Product Wholesale                                     7,345
                                                                     ----------


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
PETROLEUM & COAL PRODUCTS MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Frontier Oil                                       247,960           $    8,034
                                                                     ----------
Total Petroleum & Coal Products Manufacturing                             8,034
                                                                     ----------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--3.6%
--------------------------------------------------------------------------------
Allergan                                           149,580               16,044
Dade Behring Holdings                              186,840                7,780
Forest Laboratories*                               205,110                7,936
Shire ADR                                          208,782                9,234
                                                                     ----------
Total Pharmaceutical & Medicine Manufacturing                            40,994
                                                                     ----------

--------------------------------------------------------------------------------
RAIL TRANSPORTATION--0.5%
--------------------------------------------------------------------------------
CSX                                                 82,110                5,784
                                                                     ----------
Total Rail Transportation                                                 5,784
                                                                     ----------

--------------------------------------------------------------------------------
RAILROAD ROLLING STOCK MANUFACTURING--0.6%
--------------------------------------------------------------------------------
Trinity Industries                                 155,225                6,271
                                                                     ----------
Total Railroad Rolling Stock Manufacturing                                6,271
                                                                     ----------

--------------------------------------------------------------------------------
REMEDIATION & OTHER WASTE MANAGEMENT SERVICES--0.7%
--------------------------------------------------------------------------------
Harsco                                             104,520                8,148
                                                                     ----------
Total Remediation & Other Waste Management
   Services                                                               8,148
                                                                     ----------

--------------------------------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--0.5%
--------------------------------------------------------------------------------
US Airways Group*                                  122,820                6,207
                                                                     ----------
Total Scheduled Air Transportation                                        6,207
                                                                     ----------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--3.0%
--------------------------------------------------------------------------------
Celgene*                                           355,194               16,847
Covance*                                           147,360                9,021
Pharmaceutical Product Development #               231,860                8,143
                                                                     ----------
Total Scientific R&D Services                                            34,011
                                                                     ----------

--------------------------------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--1.5%
--------------------------------------------------------------------------------
Chicago Mercantile
   Exchange Holdings                                20,900               10,265
NASDAQ Stock Market* #                             215,020                6,429
                                                                     ----------
Total Securities & Commodity Exchanges                                   16,694
                                                                     -----------

================================================================================

SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND
June 30, 2006 (Unaudited)


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
INTERMEDIATION & BROKERAGE--0.6%
--------------------------------------------------------------------------------
Investment Technology Group*                       130,450          $     6,635
                                                                     ----------
Total Security & Commodity Contracts
   Intermediation & Brokerage                                             6,635
                                                                     ----------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT
MANUFACTURING--4.7%
--------------------------------------------------------------------------------
ASML Holding, NY Shares*                           335,300                6,780
Finisar* #                                       1,702,671                5,568
JDS Uniphase*                                    4,027,350               10,189
Micron Technology*                                 676,100               10,182
PMC - Sierra* #                                    828,840                7,791
Silicon Laboratories*                              225,580                7,929
Sirf Technology Holdings*                          185,330                5,971
                                                                     ----------
Total Semiconductor & Other Electronic
   Component Manufacturing                                               54,410
                                                                     ----------

--------------------------------------------------------------------------------
SERVICES TO BUILDINGS & DWELLINGS--0.5%
--------------------------------------------------------------------------------
Ecolab                                             151,840                6,162
                                                                     ----------
Total Services to Buildings & Dwellings                                   6,162
                                                                     ----------

--------------------------------------------------------------------------------
SHIP & BOAT BUILDING--0.9%
--------------------------------------------------------------------------------
McDermott International*                           226,920               10,318
                                                                     ----------
Total Ship & Boat Building                                               10,318
                                                                     ----------

--------------------------------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Avon Products                                      274,930                8,523
                                                                     ----------
Total Soap, Cleaners & Toilet
   Preparation Manufacturing                                              8,523
                                                                     ----------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--6.9%
--------------------------------------------------------------------------------
Akamai Technologies* #                             495,722               17,940
BEA Systems*                                       816,770               10,692
Citrix Systems*                                    385,120               15,459
F5 Networks* #                                     121,005                6,471
Nuance Communications* #                           834,000                8,390
Red Hat*                                           506,960               11,863
Salesforce.com* #                                  307,520                8,198
                                                                     ----------
Total Software Publishers                                                79,013
                                                                     -----------

                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
STEEL PRODUCT MANUFACTURING FROM PURCHASED STEEL--0.6%
--------------------------------------------------------------------------------
Allegheny Technologies                             105,850           $    7,329
                                                                     ----------
Total Steel Product Manufacturing from
   Purchased Steel                                                        7,329
                                                                     ----------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--3.9%
--------------------------------------------------------------------------------
Crown Castle International*                        382,240               13,203
Leap Wireless International*                       131,284                6,229
NII Holdings*                                      444,520               25,062
                                                                     ----------
Total Telecommunications                                                 44,494
                                                                     ----------

--------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--4.0%
--------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide                332,750               20,078
Station Casinos                                    202,360               13,777
Wynn Resorts* #                                    161,757               11,857
                                                                     ----------
Total Traveler Accommodation                                             45,712
                                                                     ----------

--------------------------------------------------------------------------------
WASTE TREATMENT & DISPOSAL--0.6%
--------------------------------------------------------------------------------
Republic Services                                  182,350                7,356
                                                                     ----------
Total Waste Treatment & Disposal                                          7,356
                                                                     ----------
--------------------------------------------------------------------------------
TOTAL COMMON STOCK                                                   ----------
  (COST $954,105)                                                     1,127,724

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
LOANED SECURITIES--14.6%
--------------------------------------------------------------------------------
Boston Global Investment Trust --
   Quality Portfolio (1)                       168,501,087              168,501
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL                       ----------
  FOR LOANED SECURITIES (COST $168,501)                                 168,501

--------------------------------------------------------------------------------
CASH EQUIVALENT--2.0%
--------------------------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares, 5.04%**                23,451,027               23,451
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT                                                ----------
  (COST $23,451)                                                         23,451
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--114.7%
  (COST $1,146,057)+                                                 $1,319,676
                                                                     ==========


Percentages are based on Net Assets of $1,150,059.***
*      Non-income producing security
**     Rate shown is the 7-day effective yield as of June 30, 2006.
# Security fully or partially on loan at June 30, 2006. The total value of securities on loan at June 30, 2006, was $165,362,534.

================================================================================

SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND
June 30, 2006 (Unaudited)



(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust - Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
ADR -- American Depositary Receipt
Cl --  Class
NY --  New York
+ At June 30, 2006, the tax basis cost of the Fund's investments was $1,146,838, and the unrealized appreciation and depreciation were $202,193 and $(29,355), respectively.***

***    These numbers are rounded to the nearest thousands.

Cost figures are presented with thousands omitted.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

================================================================================

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND
June 30, 2006 (Unaudited)


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
COMMON STOCK--99.1%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ACCOUNTING/TAX PREPARATION/BOOKKEEPING/PAYROLL SERVICES--0.8%
--------------------------------------------------------------------------------

Jackson Hewitt Tax Service                          66,790           $    2,094
                                                                     ----------
Total Accounting/Tax
   Preparation/Bookkeeping/Payroll Services                               2,094
                                                                     ----------

--------------------------------------------------------------------------------
ACTIVITIES RELATED TO CREDIT INTERMEDIATION--1.3%
--------------------------------------------------------------------------------
Euronet Worldwide* #                                47,520                1,823
Heartland Payment Systems* #                        50,880                1,419
                                                                     ----------
Total Activities Related to Credit Intermediation                         3,242
                                                                     ----------

--------------------------------------------------------------------------------
ADVERTISING & RELATED SERVICES--1.1%
--------------------------------------------------------------------------------
aQuantive* #                                       108,070                2,737
                                                                     ----------
Total Advertising & Related Services                                      2,737
                                                                     ----------

--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY
MANUFACTURING--1.7%
--------------------------------------------------------------------------------
Bucyrus International, Cl A                         40,025                2,021
Oil States International*                           67,710                2,321
                                                                     ----------
Total Agriculture, Construction & Mining
   Machinery Manufacturing                                                4,342
                                                                     ----------

--------------------------------------------------------------------------------
ALUMINA & ALUMINUM PRODUCTION & PROCESSING--0.8%
--------------------------------------------------------------------------------
Aleris International*                               45,720                2,096
                                                                     ----------
Total Alumina & Aluminum Production & Processing                          2,096
                                                                     ----------

--------------------------------------------------------------------------------
ARCHITECTURAL & STRUCTURAL METALS MANUFACTURING--0.6%
--------------------------------------------------------------------------------
RTI International Metals*                           27,850                1,555
                                                                     ----------
Total Architectural & Structural Metals
Manufacturing                                                             1,555
                                                                     ----------

--------------------------------------------------------------------------------
ARCHITECTURAL, ENGINEERING & RELATED SERVICES--0.6%
--------------------------------------------------------------------------------
Washington Group International*                     28,990                1,546
                                                                     ----------
Total Architectural, Engineering & Related
Services                                                                  1,546
                                                                     ----------

--------------------------------------------------------------------------------
BEVERAGE MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Hansen Natural*                                      6,330                1,205
                                                                     ----------
Total Beverage Manufacturing                                              1,205
                                                                     ----------

--------------------------------------------------------------------------------
CLOTHING STORES--0.9%
--------------------------------------------------------------------------------
Gymboree*                                           65,270                2,269
                                                                     ----------
Total Clothing Stores                                                     2,269
                                                                     ----------


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
COAL MINING--0.8%
--------------------------------------------------------------------------------
Foundation Coal Holdings                            43,590           $    2,046
                                                                     ----------
Total Coal Mining                                                         2,046
                                                                     ----------

--------------------------------------------------------------------------------
COLLEGES, UNIVERSITIES & PROFESSIONAL SCHOOLS--0.6%
--------------------------------------------------------------------------------
Strayer Education                                   16,580                1,610
                                                                     ----------
Total Colleges, Universities & Professional
Schools                                                                   1,610
                                                                     ----------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--1.1%
--------------------------------------------------------------------------------
Anadigics* #                                       190,880                1,283
Polycom*                                            68,540                1,502
                                                                     ----------
Total Communications Equipment Manufacturing                              2,785
                                                                     ----------

--------------------------------------------------------------------------------
COMMUNITY CARE FACILITIES FOR THE ELDERLY--0.5%
--------------------------------------------------------------------------------
Sunrise Senior Living* #                            42,820                1,184
                                                                     ----------
Total Community Care Facilities for the Elderly                           1,184
                                                                     ----------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--1.3%
--------------------------------------------------------------------------------
Rackable Systems* #                                 85,640                3,382
                                                                     ----------
Total Computer & Peripheral
   Equipment Manufacturing                                                3,382
                                                                     ----------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--5.6%
--------------------------------------------------------------------------------
Atheros Communications*                             88,990                1,687
Digital Insight*                                    48,760                1,672
Digital River*                                      38,610                1,560
Digitas*                                            80,720                  938
Micros Systems* #                                   51,980                2,271
Redback Networks*                                  167,840                3,078
Ultimate Software Group*                            66,860                1,281
Witness Systems* #                                  95,600                1,928
                                                                     ----------
Total Computer Systems Design & Related Services                         14,415
                                                                     ----------

--------------------------------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Under Armour, Cl A*                                 43,590                1,858
                                                                     ----------
Total Cut & Sew Apparel Manufacturing                                     1,858
                                                                     ----------

--------------------------------------------------------------------------------
DATA PROCESSING SERVICES--1.3%
--------------------------------------------------------------------------------
Global Cash Access*                                 68,000                1,063

================================================================================

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND
June 30, 2006 (Unaudited)


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
MoneyGram International                             63,080           $    2,141
                                                                     ----------
Total Data Processing Services                                            3,204
                                                                     ----------

--------------------------------------------------------------------------------
DEEP SEA, COASTAL & GREAT LAKES WATER TRANSPORTATION--2.0%
--------------------------------------------------------------------------------
American Commercial Lines*                          43,630                2,629
Hornbeck Offshore Services*                         66,570                2,364
                                                                     ----------
Total Deep Sea, Coastal & Great Lakes Water
Transportation                                                            4,993
                                                                     ----------

--------------------------------------------------------------------------------
DEPARTMENT STORES--0.6%
--------------------------------------------------------------------------------
Citi Trends* #                                      38,815                1,657
                                                                     ----------
Total Department Stores                                                   1,657
                                                                     ----------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--3.2%
--------------------------------------------------------------------------------
Boston Private Financial Holdings                   70,630                1,971
East West Bancorp                                   37,062                1,405
Greater Bay Bancorp #                               58,990                1,696
Hanmi Financial                                     84,690                1,646
United Community Banks                              49,700                1,513
                                                                     ----------
Total Depository Credit Intermediation                                    8,231
                                                                     ----------

--------------------------------------------------------------------------------
DRUGS & DRUGGISTS' SUNDRIES WHOLESALE--0.7%
--------------------------------------------------------------------------------
Medicis Pharmaceutical, Cl A #                      70,020                1,680
                                                                     ----------
Total Drugs & Druggists' Sundries Wholesale                               1,680
                                                                     ----------

--------------------------------------------------------------------------------
ELECTRIC LIGHTING EQUIPMENT MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Acuity Brands                                       49,240                1,916
                                                                     ----------
Total Electric Lighting Equipment Manufacturing                           1,916
                                                                     ----------

--------------------------------------------------------------------------------
ELECTRICAL GOODS WHOLESALE--1.1%
--------------------------------------------------------------------------------
WESCO International*                                39,760                2,743
                                                                     ----------
Total Electrical Goods Wholesale                                          2,743
                                                                     ----------

--------------------------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--1.5%
--------------------------------------------------------------------------------
Gaiam, Cl A*                                        86,920                1,219
J Crew Group*                                       19,450                  534
Nutri/System* #                                     32,070                1,992
                                                                     ----------
Total Electronic Shopping & Mail-Order Houses                             3,745
                                                                     ----------


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
EMPLOYMENT SERVICES--0.7%
--------------------------------------------------------------------------------
MPS Group*                                         125,070           $    1,884
                                                                     ----------
Total Employment Services                                                 1,884
                                                                     ----------

--------------------------------------------------------------------------------
FOOTWEAR MANUFACTURING--1.1%
--------------------------------------------------------------------------------
CROCS* #                                            40,020                1,006
Iconix Brand Group*                                107,390                1,755
                                                                     ----------
Total Footwear Manufacturing                                              2,761
                                                                     ----------

--------------------------------------------------------------------------------
FORGING & STAMPING--0.5%
--------------------------------------------------------------------------------
Ladish*                                             37,010                1,387
                                                                     ----------
Total Forging & Stamping                                                  1,387
                                                                     ----------

--------------------------------------------------------------------------------
FULL-SERVICE RESTAURANTS--0.7%
--------------------------------------------------------------------------------
McCormick & Schmick's
   Seafood Restaurants*                             71,850                1,710
                                                                     ----------
Total Full-Service Restaurants                                            1,710
                                                                     ----------

--------------------------------------------------------------------------------
GAMBLING INDUSTRIES--1.3%
--------------------------------------------------------------------------------
Isle of Capri Casinos*                              54,760                1,404
Pinnacle Entertainment*                             58,560                1,795
                                                                     ----------
Total Gambling Industries                                                 3,199
                                                                     ----------

--------------------------------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--1.0%
--------------------------------------------------------------------------------
Healthways*                                         50,030                2,634
                                                                     ----------
Total General Medical & Surgical Hospitals                                2,634
                                                                     ----------

--------------------------------------------------------------------------------
GRAIN & OILSEED MILLING--0.4%
--------------------------------------------------------------------------------
Ralcorp Holdings*                                   26,510                1,127
                                                                     ----------
Total Grain & Oilseed Milling                                             1,127
                                                                     ----------

--------------------------------------------------------------------------------
HARDWARE, & PLUMBING & HEATING EQUIPMENT & SUPPLIES
WHOLESALE--0.9%
--------------------------------------------------------------------------------
Watsco #                                            38,930                2,329
                                                                     ----------
Total Hardware, & Plumbing & Heating Equipment &
   Supplies Wholesale                                                     2,329
                                                                     ----------

--------------------------------------------------------------------------------
HOME HEALTH CARE SERVICES--1.1%
--------------------------------------------------------------------------------
Intuitive Surgical* #                               24,340                2,871
                                                                     ----------
Total Home Health Care Services                                           2,871
                                                                     ----------

================================================================================

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND
June 30, 2006 (Unaudited)


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--2.3%
--------------------------------------------------------------------------------
Cymer*                                              66,570           $    3,093
Varian Semiconductor
   Equipment Associates*                            82,440                2,688
                                                                     ----------
Total Industrial Machinery Manufacturing                                  5,781
                                                                     ----------

--------------------------------------------------------------------------------
INFORMATION SERVICES--3.6%
--------------------------------------------------------------------------------
24/7 Real Media* #                                 217,390                1,909
Ctrip.com International ADR #                       28,710                1,466
NetFlix* #                                          64,660                1,759
Opsware* #                                         239,360                1,972
Sohu.com*                                           79,960                2,062
                                                                     ----------
Total Information Services                                                9,168
                                                                     ----------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--1.7%
--------------------------------------------------------------------------------
Argonaut Group*                                     60,064                1,804
WellCare Health Plans*                              49,290                2,418
                                                                     ----------
Total Insurance Carriers                                                  4,222
                                                                     ----------

--------------------------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL CONSULTING SERVICES--1.6%
--------------------------------------------------------------------------------
Navigant Consulting*                                74,850                1,696
Pacer International                                 71,890                2,342
                                                                     ----------
Total Management, Scientific & Technical
   Consulting Services                                                    4,038
                                                                     ----------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING--1.9%
--------------------------------------------------------------------------------
Haemonetics*                                        56,150                2,612
West Pharmaceutical Services                        59,270                2,150
                                                                     ----------
Total Medical Equipment & Supplies Manufacturing                          4,762
                                                                     ----------

--------------------------------------------------------------------------------
METAL ORE MINING--0.5%
--------------------------------------------------------------------------------
PAN American Silver*                                70,950                1,276
                                                                     ----------
Total Metal Ore Mining                                                    1,276
                                                                     ----------

--------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--1.3%
--------------------------------------------------------------------------------
Basic Energy Services*                              70,330                2,150
Superior Energy Services*                           34,800                1,180
                                                                     ----------
Total Mining Support Activities                                           3,330
                                                                     ----------


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
MISCELLANEOUS NONDURABLE GOODS WHOLESALE--0.7%
--------------------------------------------------------------------------------
Central Garden and Pet*                             42,950           $    1,849
                                                                     ----------
Total Miscellaneous Nondurable Goods Wholesale                            1,849
                                                                     ----------

--------------------------------------------------------------------------------
NATURAL GAS TRANSMISSION AND DISTRIBUTION--0.8%
--------------------------------------------------------------------------------
Crosstex Energy                                     20,160                1,917
                                                                     ----------
Total Natural Gas Transmission and Distribution                           1,917
                                                                     ----------

--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS
MANUFACTURING--1.1%
--------------------------------------------------------------------------------
Itron*                                              45,460                2,694
                                                                     ----------
Total Navigational/Measuring/Medical/Control
   Instruments Manufacturing                                              2,694
                                                                     ----------

--------------------------------------------------------------------------------
NONFERROUS PRODUCTION & PROCESSING--0.7%
--------------------------------------------------------------------------------
Hercules*                                          114,480                1,747
                                                                     ----------
Total Nonferrous Production & Processing                                  1,747
                                                                     ----------

--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--2.7%
--------------------------------------------------------------------------------
Berry Petroleum, Cl A                               71,340                2,365
Parallel Petroleum*                                121,290                2,997
Penn Virginia                                       21,030                1,470
                                                                     ----------
Total Oil & Gas Extraction                                                6,832
                                                                     ----------

--------------------------------------------------------------------------------
OTHER AMUSEMENT & RECREATION INDUSTRIES--0.7%
--------------------------------------------------------------------------------
Life Time Fitness*                                  37,150                1,719
                                                                     ----------
Total Other Amusement & Recreation Industries                             1,719
                                                                     ----------

--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT MANUFACTURING--1.4%
--------------------------------------------------------------------------------
CommScope*                                          49,700                1,562
General Cable*                                      57,610                2,016
                                                                     ----------
Total Other Electrical Equipment & Component
   Manufacturing                                                          3,578
                                                                     ----------

--------------------------------------------------------------------------------
OTHER FOOD MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Hain Celestial Group*                               53,580                1,380
                                                                     ----------
Total Other Food Manufacturing                                            1,380
                                                                     ----------

--------------------------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY MANUFACTURING--2.7%
--------------------------------------------------------------------------------
Dril-Quip*                                          29,340                2,419

================================================================================

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND
June 30, 2006 (Unaudited)


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
Gardner Denver*                                     64,980           $    2,502
Nordson                                             39,350                1,935
                                                                     ----------
Total Other General Purpose Machinery
Manufacturing                                                             6,856
                                                                     ----------

--------------------------------------------------------------------------------
OTHER HEAVY CONSTRUCTION--0.7%
--------------------------------------------------------------------------------
Granite Construction                                39,380                1,783
                                                                     ----------
Total Other Heavy Construction                                            1,783
                                                                     ----------

--------------------------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--2.1%
--------------------------------------------------------------------------------
Highland Hospitality                                93,700                1,320
Kilroy Realty #                                     23,450                1,694
Sunstone Hotel Investors #                          83,590                2,429
                                                                     ----------
Total Other Investment Pools & Funds                                      5,443
                                                                     ----------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--1.3%
--------------------------------------------------------------------------------
Shuffle Master* #                                   56,920                1,866
WMS Industries*                                     55,990                1,533
                                                                     ----------
Total Other Miscellaneous Manufacturing                                   3,399
                                                                     ----------

--------------------------------------------------------------------------------
OTHER PROFESSIONAL/SCIENTIFIC/TECHNICAL SERVICE--1.2%
--------------------------------------------------------------------------------
VCA Antech*                                         95,760                3,058
                                                                     ----------
Total Other Professional/Scientific/Technical
Service                                                                   3,058
                                                                     ----------

--------------------------------------------------------------------------------
OUTPATIENT CARE CENTERS--3.6%
--------------------------------------------------------------------------------
Psychiatric Solutions*                             151,560                4,343
Sierra Health Services* #                          110,520                4,977
                                                                     ----------
Total Outpatient Care Centers                                             9,320
                                                                     ----------

--------------------------------------------------------------------------------
PAPER & PAPER PRODUCT WHOLESALE--0.8%
--------------------------------------------------------------------------------
VistaPrint*                                         73,210                1,958
                                                                     ----------
Total Paper & Paper Product Wholesale                                     1,958
                                                                     ----------

--------------------------------------------------------------------------------
PETROLEUM & COAL PRODUCTS MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Frontier Oil                                        37,560                1,217
                                                                     ----------
Total Petroleum & Coal Products Manufacturing                             1,217
                                                                     ----------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--4.8%
--------------------------------------------------------------------------------
Adams Respiratory Therapeutics* #                   43,960                1,961
Amylin Pharmaceuticals* #                           56,010                2,765


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
Cubist Pharmaceuticals*                             89,480           $    2,253
Myogen*                                             83,190                2,413
New River Pharmaceuticals* #                        99,426                2,834
                                                                     ----------
Total Pharmaceutical & Medicine Manufacturing                            12,226
                                                                     ----------

--------------------------------------------------------------------------------
PLUMBING, HEATING & AC CONTRACTOR--0.9%
--------------------------------------------------------------------------------
Chemed                                              43,430                2,368
                                                                     ----------
Total Plumbing, Heating & AC Contractor                                   2,368
                                                                     ----------

--------------------------------------------------------------------------------
RAILROAD ROLLING STOCK MANUFACTURING--0.8%
--------------------------------------------------------------------------------
Wabtec                                              56,310                2,106
                                                                     ----------
Total Railroad Rolling Stock Manufacturing                                2,106
                                                                     ----------

--------------------------------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--0.5%
--------------------------------------------------------------------------------
Skywest                                             52,490                1,302
                                                                     ----------
Total Scheduled Air Transportation                                        1,302
                                                                     ----------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--2.2%
--------------------------------------------------------------------------------
Illumina*                                           69,030                2,047
Nektar Therapeutics* #                             111,050                2,037
Parexel International*                              57,360                1,655
                                                                     ----------
Total Scientific R&D Services                                             5,739
                                                                     ----------

--------------------------------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--0.4%
--------------------------------------------------------------------------------
NASDAQ Stock Market*                                38,100                1,139
                                                                     ----------
Total Securities & Commodity Exchanges                                    1,139
                                                                     ----------

--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
INTERMEDIATION & BROKERAGE--1.8%
--------------------------------------------------------------------------------
Greenhill #                                         21,660                1,316
Investment Technology Group* #                      40,770                2,074
Penson Worldwide*                                   65,660                1,130
                                                                     ----------
Total Security & Commodity Contracts
   Intermediation & Brokerage                                             4,520
                                                                     ----------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT
MANUFACTURING--7.4%
--------------------------------------------------------------------------------
Diodes*                                             21,350                  885
Emcore* #                                          271,980                2,611

================================================================================

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND
June 30, 2006 (Unaudited)


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
Energy Conversion Devices*                          44,220           $    1,611
Finisar*                                           465,930                1,523
Formfactor*                                         56,820                2,536
Microsemi* #                                        82,990                2,023
ON Semiconductor*                                  266,850                1,569
PMC - Sierra*                                      262,650                2,469
Silicon Laboratories*                               63,870                2,245
Sirf Technology Holdings*                           47,760                1,539
                                                                     ----------
Total Semiconductor & Other Electronic Component
Manufacturing                                                            19,011
                                                                     ----------

--------------------------------------------------------------------------------
SHOE STORES--0.9%
--------------------------------------------------------------------------------
Genesco* #                                          69,290                2,347
                                                                     ----------
Total Shoe Stores                                                         2,347
                                                                     ----------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--2.3%
--------------------------------------------------------------------------------
Blackbaud                                           39,410                  894
Blackboard*                                         74,720                2,164
Nuance Communications* #                           278,400                2,801
                                                                     ----------
Total Software Publishers                                                 5,859
                                                                     ----------

-------------------------------------------------------------------------------
SPECIALTY FOOD STORES--0.6%
--------------------------------------------------------------------------------
Wild Oats Markets* #                                74,360                1,457
                                                                     ----------
Total Specialty Food Stores                                               1,457
                                                                     ----------

--------------------------------------------------------------------------------
SPRING & WIRE PRODUCT MANUFACTURING--0.8%
--------------------------------------------------------------------------------
Barnes Group                                        96,340                1,922
                                                                     ----------
Total Spring & Wire Product Manufacturing                                 1,922
                                                                     ----------

--------------------------------------------------------------------------------
STEEL PRODUCT MANUFACTURING FROM PURCHASED STEEL--0.5%
--------------------------------------------------------------------------------
Oregon Steel Mills*                                 25,360                1,285
                                                                     ----------
Total Steel Product Manufacturing from
   Purchased Steel                                                        1,285
                                                                     ----------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--2.1%
--------------------------------------------------------------------------------
SBA Communications, Cl A*                          108,180                2,828
Time Warner Telecom, Cl A*                         169,420                2,516
                                                                     ----------
Total Telecommunications                                                  5,344
                                                                     ----------


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
WASTE COLLECTION--1.0%
--------------------------------------------------------------------------------
Waste Connections*                                  71,390           $    2,599
                                                                     ----------
Total Waste Collection                                                    2,599

--------------------------------------------------------------------------------
TOTAL COMMON STOCK                                                   ----------
  (COST $212,794)                                                       252,988

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
  LOANED SECURITIES--14.6%
--------------------------------------------------------------------------------
Boston Global Investment Trust --
   Quality Portfolio (1)                        37,314,760               37,315
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL
  FOR LOANED SECURITIES (COST $37,315)                                   37,315
                                                                     ----------
--------------------------------------------------------------------------------
CASH EQUIVALENT--1.3%
--------------------------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares, 5.04%**                 3,405,250                3,405
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT                                                ----------
  (COST $3,405)                                                           3,405
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--115.0%
  (COST $253,514)+                                                   $  293,708
                                                                     ==========

Percentages are based on Net Assets of $255,449.***
*      Non-income producing security
**     Rate shown is the 7-day effective yield as of June 30, 2006.
# Security fully or partially on loan at June 30, 2006. The total value of securities on loan at June 30, 2006, was $36,626,615.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust - Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
ADR    -- American Depositary Receipt
Cl     -- Class
+ At June 30, 2006, the tax basis cost of the Fund's investments was $253,945, and the unrealized appreciation and depreciation were $48,695 and $(8,932), respectively.***

***    These numbers have been rounded to the nearest thousands.

Cost figures are presented with thousands omitted.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

================================================================================

SCHEDULE OF INVESTMENTS
TURNER MICRO CAP GROWTH FUND
June 30, 2006 (Unaudited)


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
COMMON STOCK--84.8%
--------------------------------------------------------------------------------

ACCOUNTING/TAX PREPARATION/BOOKKEEPING/PAYROLL SERVICES--0.5%
--------------------------------------------------------------------------------
CBIZ* #                                            378,670           $   2,806
                                                                     ---------
Total Accounting/Tax
   Preparation/Bookkeeping/Payroll Services                              2,806
                                                                     ---------

--------------------------------------------------------------------------------
AEROSPACE PRODUCT & PARTS MANUFACTURING--1.6%
--------------------------------------------------------------------------------
AAR*                                               149,730               3,329
Heico #                                            124,860               3,540
LMI Aerospace*                                     167,330               3,045
                                                                     ---------
Total Aerospace Product & Parts Manufacturing                            9,914
                                                                     ---------

--------------------------------------------------------------------------------
AGENCIES & OTHER INSURANCE RELATED ACTIVITIES--0.5%
--------------------------------------------------------------------------------
HealthExtras* #                                     93,069               2,812
                                                                     ---------
Total Agencies & Other Insurance Related
Activities                                                               2,812
                                                                     ---------

--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY
MANUFACTURING--4.8%
--------------------------------------------------------------------------------
Astec Industries* #                                 90,035               3,072
Bucyrus International, Cl A #                      313,230              15,818
Lufkin Industries #                                 94,100               5,592
NATCO Group, Cl A*                                 118,820               4,777
                                                                     ---------
Total Agriculture, Construction & Mining
   Machinery Manufacturing                                              29,259
                                                                     ---------

--------------------------------------------------------------------------------
ARCHITECTURAL & STRUCTURAL METALS MANUFACTURING--3.7%
--------------------------------------------------------------------------------
Drew Industries* #                                 125,600               4,070
Dynamic Materials #                                234,280               7,902
RTI International Metals* #                        189,637              10,589
                                                                     ---------
Total Architectural & Structural Metals
Manufacturing                                                           22,561
                                                                     ---------

--------------------------------------------------------------------------------
AUTOMOTIVE PARTS, ACCESSORIES & TIRE STORES--0.5%
--------------------------------------------------------------------------------
MarineMax* #                                       107,370               2,816
                                                                     ---------
Total Automotive Parts, Accessories & Tire Stores                        2,816
                                                                     ---------

--------------------------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--1.9%
--------------------------------------------------------------------------------
Tetra Technologies* #                              380,990              11,540
                                                                     ---------
Total Basic Chemical Manufacturing                                      11,540
                                                                     ---------

--------------------------------------------------------------------------------
BEVERAGE MANUFACTURING--0.3%
--------------------------------------------------------------------------------
Boston Beer, Cl A* #                                51,764               1,516
                                                                     ---------
Total Beverage Manufacturing                                             1,516
                                                                     ---------


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
BUSINESS SUPPORT SERVICES--0.6%
--------------------------------------------------------------------------------
ICT Group*                                         154,780           $   3,797
                                                                     ---------
Total Business Support Services                                          3,797
                                                                     ---------

--------------------------------------------------------------------------------
CLOTHING STORES--1.4%
--------------------------------------------------------------------------------
Dress Barn* #                                      326,700               8,282
                                                                     ---------
Total Clothing Stores                                                    8,282
                                                                     ---------

--------------------------------------------------------------------------------
COAL MINING--0.8%
--------------------------------------------------------------------------------
James River Coal* #                                173,550               4,597
                                                                     ---------
Total Coal Mining                                                        4,597
                                                                     ---------

--------------------------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT RENTAL & LEASING--0.4%
--------------------------------------------------------------------------------
H&E Equipment Services* #                           80,500               2,371
                                                                     ---------
Total Commercial/Industrial Equipment
 Rental & Leasing                                                        2,371
                                                                     ---------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--0.8%
--------------------------------------------------------------------------------
Comtech Telecommunications* #                      175,855               5,147
                                                                     ---------
Total Communications Equipment Manufacturing                             5,147
                                                                     ---------

--------------------------------------------------------------------------------
COMMUNITY CARE FACILITIES FOR THE ELDERLY--0.7%
--------------------------------------------------------------------------------
American Retirement*                               123,060               4,033
                                                                     ---------
Total Community Care Facilities for the Elderly                          4,033
                                                                     ---------
--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--3.3%
--------------------------------------------------------------------------------
Computer Programs & Systems #                       83,110               3,321
Perficient*                                        139,684               1,727
Quality Systems* #                                 325,760              11,994
Sapient* #                                         561,200               2,974
                                                                     ---------
Total Computer Systems Design & Related Services                        20,016
                                                                     ---------

--------------------------------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Volcom* #                                          162,870               5,210
                                                                     ---------
Total Cut & Sew Apparel Manufacturing                                    5,210
                                                                     ---------

--------------------------------------------------------------------------------
CUTLERY & HANDTOOL MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Lifetime Brands #                                  138,180               2,994
                                                                     ---------
Total Cutlery & Handtool Manufacturing                                   2,994
                                                                     ---------

================================================================================

SCHEDULE OF INVESTMENTS
TURNER MICRO CAP GROWTH FUND
June 30, 2006 (Unaudited)


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
DEEP SEA, COASTAL & GREAT LAKES WATER TRANSPORTATION--0.8%
--------------------------------------------------------------------------------
Hornbeck Offshore Services* #                      139,960           $   4,971
                                                                     ---------
Total Deep Sea, Coastal & Great Lakes
   Water Transportation                                                  4,971
                                                                     ---------

--------------------------------------------------------------------------------
DEPARTMENT STORES--0.5%
--------------------------------------------------------------------------------
Citi Trends* #                                      76,220               3,254
                                                                     ---------
Total Department Stores                                                  3,254
                                                                     ---------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--3.0%
--------------------------------------------------------------------------------
Boston Private Financial Holdings #                157,130               4,384
Hanmi Financial #                                  173,820               3,379
IBERIABANK #                                        53,160               3,059
PFF Bancorp #                                      156,132               5,177
Preferred Bank #                                    47,360               2,539
                                                                     ---------
Total Depository Credit Intermediation                                  18,538
                                                                     ---------

--------------------------------------------------------------------------------
ENGINE, TURBINE & POWER TRANSMISSION EQUIPMENT
MANUFACTURING--0.5%
--------------------------------------------------------------------------------
EnPro Industries* #                                 87,150               2,928
                                                                     ---------
Total Engine, Turbine & Power Transmission
   Equipment Manufacturing                                               2,928
                                                                     ---------

--------------------------------------------------------------------------------
FOOTWEAR MANUFACTURING--1.7%
--------------------------------------------------------------------------------
Deckers Outdoor* #                                 143,690               5,541
Skechers U.S.A., Cl A #                            148,150               3,572
Stride Rite #                                      101,530               1,339
                                                                     ---------
Total Footwear Manufacturing                                            10,452
                                                                     ---------

--------------------------------------------------------------------------------
FORGING & STAMPING--1.0%
--------------------------------------------------------------------------------
Ladish* #                                          162,080               6,073
                                                                     ---------
Total Forging & Stamping                                                 6,073
                                                                     ---------

--------------------------------------------------------------------------------
FULL-SERVICE RESTAURANTS--0.5%
--------------------------------------------------------------------------------
Benihana*                                           25,750                 701
Benihana, Cl A* #                                   89,908               2,440
                                                                     ---------
Total Full-Service Restaurants                                           3,141
                                                                     ---------

--------------------------------------------------------------------------------
GAMBLING INDUSTRIES--0.5%
--------------------------------------------------------------------------------
Isle of Capri Casinos* #                           116,457               2,987
                                                                     ---------
Total Gambling Industries                                                2,987
                                                                     ---------


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
GENERAL FREIGHT TRUCKING--0.5%
--------------------------------------------------------------------------------
Universal Truckload Services* #                     96,910           $   3,308
                                                                     ---------
Total General Freight Trucking                                           3,308
                                                                     ---------

--------------------------------------------------------------------------------
HOUSEHOLD APPLIANCE MANUFACTURING--1.0%
--------------------------------------------------------------------------------
Middleby*                                           67,500               5,843
                                                                     ---------
Total Household Appliance Manufacturing                                  5,843
                                                                     ---------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--0.6%
--------------------------------------------------------------------------------
Intevac* #                                         162,740               3,528
                                                                     ---------
Total Industrial Machinery Manufacturing                                 3,528
                                                                     ---------

--------------------------------------------------------------------------------
INFORMATION SERVICES--0.6%
--------------------------------------------------------------------------------
24/7 Real Media* #                                 419,520               3,683
                                                                     ---------
Total Information Services                                               3,683
                                                                     ---------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--2.2%
--------------------------------------------------------------------------------
American Physicians Capital*                        75,020               3,945
Navigators Group* #                                 82,130               3,599
United Fire & Casualty #                            50,220               1,513
WellCare Health Plans* #                            85,950               4,216
                                                                     ---------
Total Insurance Carriers                                                13,273
                                                                     ---------

--------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--0.7%
--------------------------------------------------------------------------------
California Pizza Kitchen* #                        148,930               4,093
                                                                     ---------
Total Limited-Service Eating Places                                      4,093
                                                                     ---------

--------------------------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL CONSULTING SERVICES--3.5%
--------------------------------------------------------------------------------
CRA International* #                               134,880               6,089
HUB Group, Cl A*                                   311,144               7,632
Navigant Consulting* #                             336,480               7,621
                                                                     ---------
Total Management, Scientific & Technical
   Consulting Services                                                  21,342
                                                                     ---------

--------------------------------------------------------------------------------
MANUFACTURING & REPRODUCING MAGNETIC & OPTICAL MEDIA--0.4%
--------------------------------------------------------------------------------
Vocus* #                                           164,650               2,346
                                                                     ---------
Total Manufacturing & Reproducing Magnetic &
   Optical Media                                                         2,346
                                                                     ---------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING--0.4%
--------------------------------------------------------------------------------
Arthrocare* #                                       64,420               2,706
                                                                     ---------
Total Medical Equipment & Supplies Manufacturing                         2,706
                                                                     ---------

================================================================================

SCHEDULE OF INVESTMENTS
TURNER MICRO CAP GROWTH FUND
June 30, 2006 (Unaudited)


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--3.8%
--------------------------------------------------------------------------------
Oceaneering International* #                       224,240           $  10,282
Pioneer Drilling* #                                230,290               3,556
W-H Energy Services*                               145,980               7,420
Warrior Energy Service*                             87,230               2,122
                                                                     ---------
Total Mining Support Activities                                         23,380
                                                                     ---------

--------------------------------------------------------------------------------
MISCELLANEOUS NONDURABLE GOODS WHOLESALE--1.4%
--------------------------------------------------------------------------------
Central Garden and Pet* #                          196,820               8,473
                                                                     ---------
Total Miscellaneous Nondurable Goods Wholesale                           8,473
                                                                     ---------

--------------------------------------------------------------------------------
MOTOR VEHICLE PARTS MANUFACTURING--2.4%
--------------------------------------------------------------------------------
ESCO Technologies* #                               270,620              14,465
                                                                     ---------
Total Motor Vehicle Parts Manufacturing                                 14,465
                                                                     ---------

--------------------------------------------------------------------------------
MOTOR VEHICLE/MOTOR VEHICLE PART & SUPPLY WHOLESALE--1.1%
--------------------------------------------------------------------------------
Keystone Automotive Industries* #                  165,620               6,993
                                                                     ---------
Total Motor Vehicle/Motor Vehicle
   Part & Supply Wholesale                                               6,993
                                                                     ---------

--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS
MANUFACTURING--3.6%
--------------------------------------------------------------------------------
American Science & Engineering* #                   40,125               2,324
Hologic* #                                         168,020               8,294
Itron* #                                           185,900              11,016
Novatel*                                            17,320                 592
                                                                     ---------
Total Navigational/Measuring/Medical/Control
   Instruments Manufacturing                                            22,226
                                                                     ---------

--------------------------------------------------------------------------------
NONFERROUS PRODUCTION & PROCESSING--0.8%
--------------------------------------------------------------------------------
Intermagnetics General* #                          184,160               4,969
                                                                     ---------
Total Nonferrous Production & Processing                                 4,969
                                                                     ---------

--------------------------------------------------------------------------------
NONRESIDENTIAL BUILDING CONSTRUCTION--0.4%
--------------------------------------------------------------------------------
Perini* #                                          113,770               2,560
                                                                     ---------
Total Nonresidential Building Construction                               2,560
                                                                     ---------

--------------------------------------------------------------------------------
OFFICES OF PHYSICIANS--0.7%
--------------------------------------------------------------------------------
Symbion* #                                         213,877               4,440
                                                                     ---------
Total Offices of Physicians                                              4,440
                                                                     ---------

--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--4.0%
--------------------------------------------------------------------------------
Carrizo Oil & Gas* #                                78,850               2,469
Comstock Resources* #                              106,250               3,173


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
Energy Partners* #                                 224,140           $   4,247
KCS Energy*                                        276,330               8,207
Penn Virginia                                       89,430               6,249
                                                                     ---------
Total Oil & Gas Extraction                                              24,345
                                                                     ---------

--------------------------------------------------------------------------------
OTHER AMUSEMENT & RECREATION INDUSTRIES--0.6%
--------------------------------------------------------------------------------
Great Wolf Resorts* #                              283,016               3,399
                                                                     ---------
Total Other Amusement & Recreation Industries                            3,399
                                                                     ---------

--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT MANUFACTURING--0.3%
--------------------------------------------------------------------------------
Evergreen Solar* #                                 126,570               1,643
                                                                     ---------
Total Other Electrical Equipment & Component
   Manufacturing                                                         1,643
                                                                     ---------

--------------------------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--0.0%
--------------------------------------------------------------------------------
U.S. Global Investors, Cl A* #                       6,440                 136
                                                                     ---------
Total Other Financial Investment Activities                                136
                                                                     ---------

--------------------------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY MANUFACTURING--0.8%
--------------------------------------------------------------------------------
JLG Industries                                     228,310               5,137
                                                                     ---------
Total Other General Purpose Machinery
Manufacturing                                                            5,137
                                                                     ---------

--------------------------------------------------------------------------------
OTHER INFORMATION SERVICES--0.6%
--------------------------------------------------------------------------------
PeopleSupport*                                     278,318               3,746
                                                                     ---------
Total Other Information Services                                         3,746
                                                                     ---------

--------------------------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--0.8%
--------------------------------------------------------------------------------
Highland Hospitality #                             357,900               5,039
                                                                     ---------
Total Other Investment Pools & Funds                                     5,039
                                                                     ---------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Shuffle Master* #                                   92,055               3,018
                                                                     ---------
Total Other Miscellaneous Manufacturing                                  3,018
                                                                     ---------

--------------------------------------------------------------------------------
PETROLEUM & COAL PRODUCTS MANUFACTURING--1.3%
--------------------------------------------------------------------------------
Giant Industries* #                                117,210               7,800
                                                                     ---------
Total Petroleum & Coal Products Manufacturing                            7,800
                                                                     ---------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--3.7%
--------------------------------------------------------------------------------
Conor Medsystems* #                                168,990               4,662
Myogen* #                                          334,420               9,698
Panacos Pharmaceuticals* #                         304,300               1,680
Penwest Pharmaceuticals*                           156,710               3,421

================================================================================

SCHEDULE OF INVESTMENTS
TURNER MICRO CAP GROWTH FUND
June 30, 2006 (Unaudited)


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
Pozen* #                                           452,800           $   3,188
                                                                     ---------
Total Pharmaceutical & Medicine Manufacturing                           22,649
                                                                     ---------

--------------------------------------------------------------------------------
PLUMBING, HEATING & AC CONTRACTOR--1.4%
--------------------------------------------------------------------------------
Chemed #                                           158,120               8,622
                                                                     ---------
Total Plumbing, Heating & AC Contractor                                  8,622
                                                                     ---------

--------------------------------------------------------------------------------
RAIL TRANSPORTATION--1.6%
--------------------------------------------------------------------------------
Genesee & Wyoming, Cl A* #                         274,615               9,741
                                                                     ---------
Total Rail Transportation                                                9,741
                                                                     ---------

--------------------------------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--0.7%
--------------------------------------------------------------------------------
Copa Holdings, Cl A #                              191,330               4,334
                                                                     ---------
Total Scheduled Air Transportation                                       4,334
                                                                     ---------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--1.3%
--------------------------------------------------------------------------------
Arena Pharmaceuticals* #                           140,030               1,621
Parexel International* #                           210,110               6,062
                                                                     ---------
Total Scientific R&D Services                                            7,683
                                                                     ---------

--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
INTERMEDIATION & BROKERAGE--0.5%
--------------------------------------------------------------------------------
Penson Worldwide*                                  184,510               3,175
                                                                     ---------
Total Security & Commodity Contracts
   Intermediation & Brokerage                                            3,175
                                                                     ---------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT
MANUFACTURING--1.9%
--------------------------------------------------------------------------------
Aeroflex* #                                        443,890               5,180
Diodes* #                                          119,255               4,942
Emcore*                                            156,260               1,500
                                                                     ---------
Total Semiconductor & Other Electronic
   Component Manufacturing                                              11,622
                                                                     ---------

--------------------------------------------------------------------------------
SHOE STORES--1.4%
--------------------------------------------------------------------------------
Genesco* #                                         249,010               8,434
                                                                     ---------
Total Shoe Stores                                                        8,434
                                                                     ---------

--------------------------------------------------------------------------------
SOCIAL ASSISTANCE--0.7%
--------------------------------------------------------------------------------
Providence Service* #                              152,536               4,154
                                                                     ---------
Total Social Assistance                                                  4,154
                                                                     ---------


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--1.5%
--------------------------------------------------------------------------------
Actuate*                                           810,500           $   3,274
Ansys* #                                           120,950               5,784
                                                                     ---------
Total Software Publishers                                                9,058
                                                                     ---------

--------------------------------------------------------------------------------
SPECIALTY FOOD STORES--0.8%
--------------------------------------------------------------------------------
Wild Oats Markets* #                               250,331               4,907
                                                                     ---------
Total Specialty Food Stores                                              4,907
                                                                     ---------

--------------------------------------------------------------------------------
SPORTING GOODS/HOBBY/MUSICAL INSTRUMENT STORES--0.4%
--------------------------------------------------------------------------------
Hibbett Sporting Goods* #                           99,445               2,377
                                                                     ---------
Total Sporting Goods/Hobby/Musical
   Instrument Stores                                                     2,377
                                                                     ---------

--------------------------------------------------------------------------------
SPRING & WIRE PRODUCT MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Barnes Group #                                     222,100               4,431
                                                                     ---------
Total Spring & Wire Product Manufacturing                                4,431
                                                                     ---------

--------------------------------------------------------------------------------
STEEL PRODUCT MANUFACTURING FROM PURCHASED STEEL--1.6%
--------------------------------------------------------------------------------
NS Group*                                          176,760               9,736
                                                                     ---------
Total Steel Product Manufacturing from
   Purchased Steel                                                       9,736
                                                                     ---------

--------------------------------------------------------------------------------
SUGAR & CONFECTIONERY PRODUCT MANUFACTURING--0.3%
--------------------------------------------------------------------------------
Imperial Sugar #                                    85,770               2,034
                                                                     ---------
Total Sugar & Confectionery Product Manufacturing                        2,034
                                                                     ---------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--1.0%
--------------------------------------------------------------------------------
Dobson Communications, Cl A* #                     364,200               2,816
Sirenza Microdevices* #                            269,460               3,271
                                                                     ---------
Total Telecommunications                                                 6,087
                                                                     ---------

--------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--0.4%
--------------------------------------------------------------------------------
Trump Entertainment Resorts* #                     121,050               2,439
                                                                     ---------
Total Traveler Accommodation                                             2,439
                                                                     ---------

--------------------------------------------------------------------------------
WATER, SEWAGE & OTHER SYSTEMS--0.2%
--------------------------------------------------------------------------------
Artesian Resources, Cl A #                          36,077               1,041
                                                                     ---------
Total Water, Sewage & Other Systems                                      1,041
                                                                     ---------
--------------------------------------------------------------------------------
TOTAL COMMON STOCK                                                   ---------
  (COST $369,826)                                                      516,430
--------------------------------------------------------------------------------

================================================================================

SCHEDULE OF INVESTMENTS
TURNER MICRO CAP GROWTH FUND
June 30, 2006 (Unaudited)


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY--1.2%
--------------------------------------------------------------------------------
iShares Russell 2000 Growth
   Index Fund                                      103,200           $   7,586
--------------------------------------------------------------------------------

TOTAL REGISTERED INVESTMENT COMPANY                                  ---------
  (COST $7,540)                                                          7,586

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
  LOANED SECURITIES--33.8%
--------------------------------------------------------------------------------
Boston Global Investment Trust --
   Quality Portfolio (1)                       205,661,550             205,662
--------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL                       ---------
  FOR LOANED SECURITIES (COST $205,662)                                205,662
--------------------------------------------------------------------------------
CASH EQUIVALENT--12.5%
--------------------------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares, 5.04%**                76,045,719              76,046
--------------------------------------------------------------------------------

TOTAL CASH EQUIVALENT                                                ---------
  (COST $76,046)                                                        76,046
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--132.3%
  (COST $659,074)+                                                   $ 805,724
                                                                     =========


Percentages are based on Net Assets of $609,134.***
*     Non-income producing security
**    Rate shown is the 7-day effective yield as of June 30, 2006.
# Security fully or partially on loan at June 30, 2006. The total value of securities on loan at June 30, 2006, was $201,034,514.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust - Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
Cl -- Class
+ At June 30, 2006, the tax basis cost of the Fund's investments was $659,203, and the unrealized appreciation and depreciation were $160,365 and $(13,844), respectively.***

***   These numbers are rounded to the nearest thousands.

Cost figures are presented with thousands omitted.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

================================================================================

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND
June 30, 2006 (Unaudited)


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
COMMON STOCK--95.6%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ACTIVITIES RELATED TO CREDIT INTERMEDIATION--1.4%
--------------------------------------------------------------------------------
Euronet Worldwide*                                  30,560           $   1,173
                                                                     ---------
Total Activities Related to Credit Intermediation                        1,173
                                                                     ---------

--------------------------------------------------------------------------------
ADVERTISING & RELATED SERVICES--1.1%
--------------------------------------------------------------------------------
inVentiv Health*                                    30,560                 880
                                                                     ---------
Total Advertising & Related Services                                       880
                                                                     ---------

--------------------------------------------------------------------------------
AEROSPACE PRODUCT & PARTS MANUFACTURING--0.6%
--------------------------------------------------------------------------------
Hexcel*                                             28,880                 454
                                                                     ---------
Total Aerospace Product & Parts Manufacturing                              454
                                                                     ---------

--------------------------------------------------------------------------------
AGENCIES & OTHER INSURANCE RELATED ACTIVITIES--0.7%
--------------------------------------------------------------------------------
HealthExtras*                                       18,560                 561
                                                                     ---------
Total Agencies & Other Insurance Related
Activities                                                                 561
                                                                     ---------

--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY
MANUFACTURING--2.3%
--------------------------------------------------------------------------------
Hydril*                                             12,430                 976
Oil States International*                           27,720                 950
                                                                     ---------
Total Agriculture, Construction & Mining
   Machinery  Manufacturing                                              1,926
                                                                     ---------

--------------------------------------------------------------------------------
ALUMINA & ALUMINUM PRODUCTION & PROCESSING--1.0%
--------------------------------------------------------------------------------
Aleris International*                               18,130                 831
                                                                     ---------
Total Alumina & Aluminum Production & Processing                           831
                                                                     ---------

--------------------------------------------------------------------------------
APPAREL, PIECE GOODS & NOTIONS WHOLESALE--1.0%
--------------------------------------------------------------------------------
The Men's Wearhouse                                 28,300                 858
                                                                     ---------
Total Apparel, Piece Goods & Notions Wholesale                             858
                                                                     ---------

--------------------------------------------------------------------------------
ARCHITECTURAL & STRUCTURAL METALS MANUFACTURING--1.5%
--------------------------------------------------------------------------------
Griffon*                                            35,870                 936
NCI Building Systems*                                6,220                 331
                                                                     ---------
Total Architectural & Structural Metals
Manufacturing                                                            1,267
                                                                     ---------

--------------------------------------------------------------------------------
ARCHITECTURAL, ENGINEERING & RELATED SERVICES--2.1%
--------------------------------------------------------------------------------
Tetra Tech*                                         42,170                 748
Washington Group International*                     17,905                 955
                                                                     ---------
Total Architectural, Engineering & Related
Services                                                                 1,703
                                                                     ---------


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
AUTOMOTIVE EQUIPMENT RENTAL & LEASING--0.8%
--------------------------------------------------------------------------------
PHH*                                                25,330           $     698
                                                                     ---------
Total Automotive Equipment Rental & Leasing                                698
                                                                     ---------

--------------------------------------------------------------------------------
BAKERIES & TORTILLA MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Flowers Foods                                       26,830                 768
                                                                     ---------
Total Bakeries & Tortilla Manufacturing                                    768
                                                                     ---------

--------------------------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--1.5%
--------------------------------------------------------------------------------
Arch Chemicals                                      19,310                 696
OM Group*                                           16,530                 510
                                                                     ---------
Total Basic Chemical Manufacturing                                       1,206
                                                                     ---------

--------------------------------------------------------------------------------
CLOTHING STORES--1.1%
--------------------------------------------------------------------------------
Tween Brands*                                       24,210                 929
                                                                     ---------
Total Clothing Stores                                                      929
                                                                     ---------

--------------------------------------------------------------------------------
COAL MINING--0.9%
--------------------------------------------------------------------------------
Foundation Coal Holdings                            15,740                 739
                                                                     ---------
Total Coal Mining                                                          739
                                                                     ---------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--1.1%
--------------------------------------------------------------------------------
Nice Systems ADR*                                   31,520                 887
                                                                     ---------
Total Communications Equipment Manufacturing                               887
                                                                     ---------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--0.8%
--------------------------------------------------------------------------------
Digital Insight*                                    20,040                 687
                                                                     ---------
Total Computer Systems Design & Related Services                           687
                                                                     ---------

--------------------------------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--1.2%
--------------------------------------------------------------------------------
Phillips-Van Heusen                                 25,980                 991
                                                                     ---------
Total Cut & Sew Apparel Manufacturing                                      991
                                                                     ---------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--3.7%
--------------------------------------------------------------------------------
First Community Bancorp                             13,910                 822
First Midwest Bancorp                               22,880                 849
Greater Bay Bancorp                                 27,550                 792
Provident Bankshares                                16,030                 583
                                                                     ---------
Total Depository Credit Intermediation                                   3,046
                                                                     ---------

================================================================================

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND
June 30, 2006 (Unaudited)


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
ELECTRIC POWER GENERATION, TRANSMISSION & DISTRIBUTION--2.1%
--------------------------------------------------------------------------------
Allete                                              15,410           $     730
El Paso Electric                                    17,790                 358
Unisource Energy                                    20,150                 628
                                                                     ---------
Total Electric Power Generation,
   Transmission & Distribution                                           1,716
                                                                     ---------

--------------------------------------------------------------------------------
ELECTRICAL GOODS WHOLESALE--1.2%
--------------------------------------------------------------------------------
Arris Group*                                        75,210                 987
                                                                     ---------
Total Electrical Goods Wholesale                                           987
                                                                     ---------

--------------------------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--0.8%
--------------------------------------------------------------------------------
PolyMedica                                          19,470                 700
                                                                     ---------
Total Electronic Shopping & Mail-Order Houses                              700
                                                                     ---------

--------------------------------------------------------------------------------
ENGINE, TURBINE & POWER TRANSMISSION EQUIPMENT
MANUFACTURING--0.9%
--------------------------------------------------------------------------------
EnPro Industries*                                   21,460                 721
                                                                     ---------
Total Engine, Turbine & Power Transmission
   Equipment Manufacturing                                                 721
                                                                     ---------

--------------------------------------------------------------------------------
FABRIC MILLS--1.1%
--------------------------------------------------------------------------------
Albany International, Cl A                          21,490                 911
                                                                     ---------
Total Fabric Mills                                                         911
                                                                     ---------

--------------------------------------------------------------------------------
FOOTWEAR MANUFACTURING--1.8%
--------------------------------------------------------------------------------
DSW, Cl A* #                                        22,130                 806
Skechers U.S.A., Cl A                               28,060                 676
                                                                     ---------
Total Footwear Manufacturing                                             1,482
                                                                     ---------

--------------------------------------------------------------------------------
FULL-SERVICE RESTAURANTS--1.3%
--------------------------------------------------------------------------------
Bob Evans Farms                                     36,620               1,099
                                                                     ---------
Total Full-Service Restaurants                                           1,099
                                                                     ---------

--------------------------------------------------------------------------------
GAMBLING INDUSTRIES--1.0%
--------------------------------------------------------------------------------
Pinnacle Entertainment*                             26,620                 816
                                                                     ---------
Total Gambling Industries                                                  816
                                                                     ---------


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
GROCERY & RELATED PRODUCT WHOLESALE--0.5%
--------------------------------------------------------------------------------
Performance Food Group*                             12,760           $     388
                                                                     ---------
Total Grocery & Related Product Wholesale                                  388
                                                                     ---------

--------------------------------------------------------------------------------
GROCERY STORES--0.9%
--------------------------------------------------------------------------------
Pantry*                                             12,250                 705
                                                                     ---------
Total Grocery Stores                                                       705
                                                                     ---------

--------------------------------------------------------------------------------
HEALTH & PERSONAL CARE STORES--0.6%
--------------------------------------------------------------------------------
NBTY*                                               20,480                 490
                                                                     ---------
Total Health & Personal Care Stores                                        490
                                                                     ---------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--1.2%
--------------------------------------------------------------------------------
Varian Semiconductor
   Equipment Associates*                            30,210                 985
                                                                     ---------
Total Industrial Machinery Manufacturing                                   985
                                                                     ---------

--------------------------------------------------------------------------------
INFORMATION SERVICES--1.0%
--------------------------------------------------------------------------------
WebEx Communications*                               22,810                 811
                                                                     ---------
Total Information Services                                                 811
                                                                     ---------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--3.7%
--------------------------------------------------------------------------------
Delphi Financial Group, Cl A                        23,295                 847
Ohio Casualty                                       28,140                 837
ProAssurance*                                       15,501                 747
Tower Group                                         21,900                 662
                                                                     ---------
Total Insurance Carriers                                                 3,093
                                                                     ---------

--------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--0.9%
--------------------------------------------------------------------------------
Domino's Pizza                                      30,860                 763
                                                                     ---------
Total Limited-Service Eating Places                                        763
                                                                     ---------

--------------------------------------------------------------------------------
MACHINERY, EQUIPMENT & SUPPLIES WHOLESALE--0.9%
--------------------------------------------------------------------------------
Aviall*                                             15,780                 750
                                                                     ---------
Total Machinery, Equipment & Supplies Wholesale                            750
                                                                     ---------

--------------------------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL CONSULTING SERVICES--1.9%
--------------------------------------------------------------------------------
FTI Consulting*                                     29,460                 789

================================================================================

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND
June 30, 2006 (Unaudited)


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
Pacer International                                 22,870           $     745
                                                                     ---------
Total Management, Scientific & Technical
   Consulting Services                                                   1,534
                                                                     ---------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING--1.1%
--------------------------------------------------------------------------------
Haemonetics*                                        19,890                 925
                                                                     ---------
Total Medical Equipment & Supplies Manufacturing                           925
                                                                     ---------

--------------------------------------------------------------------------------
METAL ORE MINING--0.9%
--------------------------------------------------------------------------------
Randgold Resources ADR*                             35,890                 754
                                                                     ---------
Total Metal Ore Mining                                                     754
                                                                     ---------

--------------------------------------------------------------------------------
MOTOR VEHICLE BODY & TRAILER MANUFACTURING--1.3%
--------------------------------------------------------------------------------
Tenneco*                                            39,700               1,032
                                                                     ---------
Total Motor Vehicle Body & Trailer Manufacturing                         1,032
                                                                     ---------

--------------------------------------------------------------------------------
NATURAL GAS DISTRIBUTION--1.3%
--------------------------------------------------------------------------------
New Jersey Resources                                15,610                 730
Southwest Gas                                       10,310                 323
                                                                     ---------
Total Natural Gas Distribution                                           1,053
                                                                     ---------

--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS
MANUFACTURING--2.6%
--------------------------------------------------------------------------------
Analogic                                            14,726                 686
DRS Technologies                                    13,760                 671
Itron*                                              13,290                 788
                                                                     ---------
Total Navigational/Measuring/Medical/Control
   Instruments Manufacturing                                             2,145
                                                                     ---------
--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--1.1%
--------------------------------------------------------------------------------
Comstock Resources*                                 31,410                 938
                                                                     ---------
Total Oil & Gas Extraction                                                 938
                                                                     ---------

--------------------------------------------------------------------------------
OTHER AMBULATORY HEALTH CARE SERVICES--1.1%
--------------------------------------------------------------------------------
Magellan Health Services*                           20,490                 928
                                                                     ---------
Total Other Ambulatory Health Care Services                                928
                                                                     ---------

--------------------------------------------------------------------------------
OTHER AMUSEMENT & RECREATION INDUSTRIES--1.2%
--------------------------------------------------------------------------------
Vail Resorts*                                       25,870                 960
                                                                     ---------
Total Other Amusement & Recreation Industries                              960
                                                                     ---------


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT MANUFACTURING--1.2%
--------------------------------------------------------------------------------
CommScope*                                          32,230           $   1,013
                                                                     ---------
Total Other Electrical Equipment & Component
   Manufacturing                                                         1,013
                                                                     ---------

--------------------------------------------------------------------------------
OTHER FABRICATED METAL PRODUCT MANUFACTURING--1.6%
--------------------------------------------------------------------------------
Kaydon                                              20,380                 760
Watts Water Technologies, Cl A                      17,330                 582
                                                                     ---------
Total Other Fabricated Metal Product Manufacturing                       1,342
                                                                     ---------

--------------------------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--0.8%
--------------------------------------------------------------------------------
Waddell & Reed Financial, Cl A                      31,820                 654
                                                                     ---------
Total Other Financial Investment Activities                                654
                                                                     ---------

--------------------------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY MANUFACTURING--3.0%
--------------------------------------------------------------------------------
Actuant, Cl A                                       13,780                 688
Gardner Denver*                                     26,270               1,012
Nordson #                                           16,210                 797
                                                                     ---------
Total Other General Purpose Machinery
Manufacturing                                                            2,497
                                                                     ---------

--------------------------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--7.8%
--------------------------------------------------------------------------------
BioMed Realty Trust                                 31,980                 958
Corporate Office Properties Trust #                 22,530                 948
LaSalle Hotel Properties                            22,560               1,045
Maguire Properties                                  24,820                 873
Mid-America Apartment Communities                   15,970                 890
Strategic Hotels & Resorts                          43,010                 892
Taubman Centers                                     20,400                 834
                                                                     ---------
Total Other Investment Pools & Funds                                     6,440
                                                                     ---------

--------------------------------------------------------------------------------
OUTPATIENT CARE CENTERS--0.8%
--------------------------------------------------------------------------------
Psychiatric Solutions*                              24,340                 698
                                                                     ---------
Total Outpatient Care Centers                                              698
                                                                     ---------

--------------------------------------------------------------------------------
PETROLEUM & COAL PRODUCTS MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Alon USA Energy                                     19,560                 615
                                                                     ---------
Total Petroleum & Coal Products Manufacturing                              615
                                                                     ---------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--2.2%
--------------------------------------------------------------------------------
Adams Respiratory Therapeutics*                     18,920                 844
Sciele Pharma*                                      43,450               1,008
                                                                     ---------
Total Pharmaceutical & Medicine Manufacturing                            1,852
                                                                     ---------

================================================================================

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND
June 30, 2006 (Unaudited)


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
PLUMBING, HEATING & AC CONTRACTOR--0.9%
--------------------------------------------------------------------------------
Chemed                                              13,670           $     745
                                                                     ---------
Total Plumbing, Heating & AC Contractor                                    745
                                                                     ---------

--------------------------------------------------------------------------------
RAILROAD ROLLING STOCK MANUFACTURING--1.3%
--------------------------------------------------------------------------------
Wabtec                                              27,940               1,045
                                                                     ---------
Total Railroad Rolling Stock Manufacturing                               1,045
                                                                     ---------

--------------------------------------------------------------------------------
RESIDENTIAL BUILDING CONSTRUCTION--1.4%
--------------------------------------------------------------------------------
Walter Industries                                   20,330               1,172
                                                                     ---------
Total Residential Building Construction                                  1,172
                                                                     ---------

--------------------------------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--0.5%
--------------------------------------------------------------------------------
Alaska Air Group*                                   10,100                 398
                                                                     ---------
Total Scheduled Air Transportation                                         398
                                                                     ---------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--0.7%
--------------------------------------------------------------------------------
Nektar Therapeutics* #                              29,340                 538
                                                                     ---------
Total Scientific R&D Services                                              538
                                                                     ---------

--------------------------------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--0.7%
--------------------------------------------------------------------------------
International Securities Exchange                   16,150                 615
                                                                     ---------
Total Securities & Commodity Exchanges                                     615
                                                                     ---------

--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
INTERMEDIATION & BROKERAGE--1.1%
--------------------------------------------------------------------------------
GFI Group*                                          17,380                 938
                                                                     ---------
Total Security & Commodity Contracts
   Intermediation & Brokerage                                              938
                                                                     ---------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT
MANUFACTURING--4.1%
--------------------------------------------------------------------------------
Aeroflex*                                           46,850                 547
Benchmark Electronics*                              35,000                 844
Cirrus Logic*                                       77,350                 630
DSP Group*                                          31,280                 777
NAM TAI Electronics                                 27,026                 604
                                                                     ---------
Total Semiconductor & Other Electronic
   Component Manufacturing                                               3,402
                                                                     ---------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--6.4%
--------------------------------------------------------------------------------
Blackbaud                                           44,670               1,014
Brocade Communications Systems*                    156,450                 961
Nuance Communications*                              64,550                 649
SPSS*                                               20,190                 649


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
THQ*                                                34,955           $     755
Transaction Systems Architects*                     29,410               1,226
                                                                     ---------
Total Software Publishers                                                5,254
                                                                     ---------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--1.9%
--------------------------------------------------------------------------------
Dobson Communications, Cl A*                       116,360                 899
IDT, Cl B*                                          51,060                 704
                                                                     ---------
Total Telecommunications                                                 1,603
                                                                     ---------

--------------------------------------------------------------------------------
WASTE COLLECTION--1.2%
--------------------------------------------------------------------------------
Clean Harbors*                                      24,460                 986
                                                                     ---------
Total Waste Collection                                                     986
                                                                     ---------

--------------------------------------------------------------------------------
WATER TRANSPORTATION SUPPORT ACTIVITIES--1.2%
--------------------------------------------------------------------------------
Kirby*                                              24,890                 983
                                                                     ---------
Total Water Transportation Support Activities                              983
                                                                     ---------
--------------------------------------------------------------------------------
TOTAL COMMON STOCK
  (COST $70,245)                                                        79,080

--------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY--1.5%
--------------------------------------------------------------------------------
iShares Russell 2000 Index Fund                     17,060               1,226
                                                                     ---------
--------------------------------------------------------------------------------
TOTAL REGISTERED INVESTMENT COMPANY
--------------------------------------------------------------------------------
   (COST $1,163)                                                         1,226

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
   LOANED SECURITIES--2.0%
--------------------------------------------------------------------------------
Boston Global Investment Trust --
   Quality Portfolio (1)                         1,628,400               1,628
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL
   FOR LOANED SECURITIES (COST $1,628)                                   1,628

--------------------------------------------------------------------------------
CASH EQUIVALENT--2.3%
--------------------------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares, 5.04%**                 1,949,861               1,950
                                                                     ---------
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
--------------------------------------------------------------------------------
   (COST $1,950)                                                         1,950
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--101.4%
   (COST $74,986)+                                                   $  83,884
                                                                     =========


Percentages are based on Net Assets of $82,732.***
*      Non-income producing security
**     Rate shown is the 7-day effective yield as of June 30, 2006.
# Security fully or partially on loan at June 30, 2006. The total value of securities on loan at June 30, 2006, was $1,593,784.

================================================================================

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND
June 30, 2006 (Unaudited)


(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust - Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
ADR -- American Depositary Receipt
Cl --  Class
+ At June 30, 2006, the tax basis cost of the Fund's investments was $75,286, and the unrealized appreciation and depreciation were $10,165 and $(1,567), respectively.***

***    These numbers have been rounded to the nearest thousands.

Cost figures are presented with thousands omitted.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

================================================================================

SCHEDULE OF INVESTMENTS
TURNER TECHNOLOGY FUND
June 30, 2006 (Unaudited)


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
COMMON STOCK--99.4%
--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY
MANUFACTURING--1.3%
--------------------------------------------------------------------------------
Joy Global                                           3,100           $     162
                                                                     ---------
Total Agriculture, Construction & Mining
   Machinery Manufacturing                                                 162
                                                                     ---------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--2.8%
--------------------------------------------------------------------------------
Qualcomm                                             8,450                 339
                                                                     ---------
Total Communications Equipment Manufacturing                               339
                                                                     ---------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--11.3%
--------------------------------------------------------------------------------
Apple Computer*                                      8,830                 504
Hewlett-Packard                                     17,200                 545
Rackable Systems*                                    8,350                 330
                                                                     ---------
Total Computer & Peripheral Equipment
   Manufacturing                                                         1,379
                                                                     ---------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--6.1%
--------------------------------------------------------------------------------
Atheros Communications*                             14,810                 281
Redback Networks*                                   10,170                 187
Witness Systems*                                    13,850                 279
                                                                     ---------
Total Computer Systems Design & Related Services                           747
                                                                     ---------

--------------------------------------------------------------------------------
HOME HEALTH CARE SERVICES--3.5%
--------------------------------------------------------------------------------
Intuitive Surgical*                                  3,610                 426
                                                                     ---------
Total Home Health Care Services                                            426
                                                                     ---------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--5.6%
--------------------------------------------------------------------------------
Cymer*                                               4,700                 218
Varian Semiconductor
   Equipment Associates*                            14,380                 469
                                                                     ---------
Total Industrial Machinery Manufacturing                                   687
                                                                     ---------

--------------------------------------------------------------------------------
INFORMATION SERVICES--6.7%
--------------------------------------------------------------------------------
Google, Cl A*                                        1,450                 608
Internet Capital Group*                             24,270                 218
                                                                     ---------
Total Information Services                                                 826
                                                                     ---------


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT MANUFACTURING--3.9%
--------------------------------------------------------------------------------
Corning*                                            19,690           $     476
                                                                     ---------
Total Other Electrical Equipment & Component
   Manufacturing                                                           476
                                                                     ---------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--3.9%
--------------------------------------------------------------------------------
Gilead Sciences*                                     8,090                 479
                                                                     ---------
Total Pharmaceutical & Medicine Manufacturing                              479
                                                                     ---------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--4.4%
--------------------------------------------------------------------------------
Celgene*                                            11,500                 545
                                                                     ---------
Total Scientific R&D Services                                              545
                                                                     ---------

--------------------------------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--2.4%
--------------------------------------------------------------------------------
Chicago Mercantile
   Exchange Holdings                                   590                 290
                                                                     ---------
Total Securities & Commodity Exchanges                                     290
                                                                     ---------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT
MANUFACTURING--25.1%
--------------------------------------------------------------------------------
ASML Holding, NY Shares*                            22,650                 458
Broadcom, Cl A*                                     16,860                 507
Cisco Systems*                                      29,770                 581
Emcore*                                             30,060                 288
Finisar*                                            85,050                 278
Intel                                               14,200                 269
JDS Uniphase*                                      151,720                 384
Silicon Laboratories*                                8,870                 312
                                                                     ---------
Total Semiconductor & Other Electronic
   Component Manufacturing                                               3,077
                                                                     ---------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--17.8%
--------------------------------------------------------------------------------
Akamai Technologies*                                14,470                 524
BEA Systems*                                        19,350                 253
Citrix Systems*                                     10,260                 412
Nuance Communications*                              23,800                 239
Red Hat*                                            14,220                 333
Salesforce.com*                                     15,550                 415
                                                                     ---------
Total Software Publishers                                                2,176
                                                                     ---------

================================================================================

SCHEDULE OF INVESTMENTS
TURNER TECHNOLOGY FUND
June 30, 2006 (Unaudited)


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS--4.6%
--------------------------------------------------------------------------------
NII Holdings*                                        9,940           $     560
                                                                     ---------
Total Telecommunications                                                   560
--------------------------------------------------------------------------------
TOTAL COMMON STOCK                                                   ---------
  (COST $10,558)                                                        12,169

--------------------------------------------------------------------------------
CASH EQUIVALENT--0.1%
--------------------------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares, 5.04%**                    12,880                  13
--------------------------------------------------------------------------------

TOTAL CASH EQUIVALENT                                                ---------
  (COST $13)                                                                13
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.5%
  (COST $10,571)+                                                    $  12,182
                                                                     =========

Percentages are based on Net Assets of $12,248.***
*     Non-income producing security
**    Rate shown is the 7-day effective yield as of June 30, 2006.
Cl -- Class
NY -- New York
+ At June 30, 2006, the tax basis cost of the Fund's investments was $10,571, and the unrealized appreciation and depreciation were $2,139 and $(528), respectively.***

***   These numbers have been rounded to the nearest thousands.

Cost figures are presented with thousands omitted.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

================================================================================

SCHEDULE OF INVESTMENTS
TURNER CONCENTRATED GROWTH FUND
June 30, 2006 (Unaudited)


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
COMMON STOCK--98.4%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADMINISTRATION OF HUMAN RESOURCE PROGRAMS--3.1%
--------------------------------------------------------------------------------
Express Scripts*                                    16,480           $   1,182
                                                                     ---------
Total Administration of Human Resource Programs                          1,182
                                                                     ---------

--------------------------------------------------------------------------------
BEVERAGE MANUFACTURING--3.2%
--------------------------------------------------------------------------------
Hansen Natural* #                                    6,430               1,224
                                                                     ---------
Total Beverage Manufacturing                                             1,224
                                                                     ---------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--3.7%
--------------------------------------------------------------------------------
Qualcomm                                            35,340               1,416
                                                                     ---------
Total Communications Equipment Manufacturing                             1,416
                                                                     ---------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--3.9%
--------------------------------------------------------------------------------
Apple Computer*                                     26,170               1,495
                                                                     ---------
Total Computer & Peripheral Equipment
   Manufacturing                                                         1,495
                                                                     ---------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--3.4%
--------------------------------------------------------------------------------
Sun Microsystems*                                  319,820               1,327
                                                                     ---------
Total Computer Systems Design & Related Services                         1,327
                                                                     ---------

--------------------------------------------------------------------------------
DATA PROCESSING SERVICES--2.9%
--------------------------------------------------------------------------------
Global Payments                                     23,100               1,122
                                                                     ---------
Total Data Processing Services                                           1,122
                                                                     ---------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--3.9%
--------------------------------------------------------------------------------
UBS                                                 13,650               1,497
                                                                     ---------
Total Depository Credit Intermediation                                   1,497
                                                                     ---------

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--4.5%
--------------------------------------------------------------------------------
General Electric                                    51,980               1,713
                                                                     ---------
Total Electrical Equipment Manufacturing                                 1,713
                                                                     ---------

--------------------------------------------------------------------------------
HOME HEALTH CARE SERVICES--2.9%
--------------------------------------------------------------------------------
Intuitive Surgical*                                  9,390               1,108
                                                                     ---------
Total Home Health Care Services                                          1,108
                                                                     ---------

--------------------------------------------------------------------------------
INFORMATION SERVICES--5.2%
--------------------------------------------------------------------------------
Google, Cl A*                                        4,810               2,017
                                                                     ---------
Total Information Services                                               2,017
                                                                     ---------


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--3.5%
--------------------------------------------------------------------------------
Toyota Motor ADR                                    12,830           $   1,342
                                                                     ---------
Total Motor Vehicle Manufacturing                                        1,342
                                                                     ---------

--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT MANUFACTURING--4.6%
--------------------------------------------------------------------------------
Corning*                                            72,480               1,753
                                                                     ---------
Total Other Electrical Equipment & Component
   Manufacturing                                                         1,753
                                                                     ---------

--------------------------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT MANUFACTURING--5.0%
--------------------------------------------------------------------------------
Coach*                                              64,010               1,914
                                                                     ---------
Total Other Leather & Allied Product Manufacturing                       1,914
                                                                     ---------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--2.5%
--------------------------------------------------------------------------------
Scientific Games, Cl A*                             27,440                 977
                                                                     ---------
Total Other Miscellaneous Manufacturing                                    977
                                                                     ---------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--7.9%
--------------------------------------------------------------------------------
AstraZeneca ADR                                     18,610               1,113
Gilead Sciences*                                    32,850               1,944
                                                                     ---------
Total Pharmaceutical & Medicine Manufacturing                            3,057
                                                                     ---------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--2.5%
--------------------------------------------------------------------------------
Celgene*                                            20,210                 959
                                                                     ---------
Total Scientific R&D Services                                              959
                                                                     ---------

--------------------------------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--4.3%
--------------------------------------------------------------------------------
Chicago Mercantile
   Exchange Holdings                                 3,340               1,641
                                                                     ---------
Total Securities & Commodity Exchanges                                   1,641
                                                                     ---------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT
MANUFACTURING--11.9%
--------------------------------------------------------------------------------
Applied Materials                                  106,540               1,734
Cisco Systems*                                      78,340               1,530
JDS Uniphase*                                      520,020               1,316
                                                                     ---------
Total Semiconductor & Other Electronic
   Component Manufacturing                                               4,580
                                                                     ---------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--5.8%
--------------------------------------------------------------------------------
Akamai Technologies* #                              34,580               1,252
Citrix Systems*                                     24,050                 965
                                                                     ---------
Total Software Publishers                                                2,217
                                                                     ---------


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS--3.7%
--------------------------------------------------------------------------------
NII Holdings*                                       25,350           $   1,429
                                                                     ---------
Total Telecommunications                                                 1,429
                                                                     ---------

--------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--10.0%
--------------------------------------------------------------------------------
Las Vegas Sands*                                    17,790               1,385
Starwood Hotels & Resorts Worldwide                 19,110               1,153
Station Casinos                                     19,080               1,299
                                                                     ---------
Total Traveler Accommodation                                             3,837
                                                                     ---------
--------------------------------------------------------------------------------
TOTAL COMMON STOCK                                                   ---------
  (COST $34,568)                                                        37,807

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
FOR LOANED SECURITIES--4.5%
--------------------------------------------------------------------------------
Boston Global Investment Trust --
   Quality Portfolio (1)                         1,729,500               1,730
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL                       ---------
  FOR LOANED SECURITIES (COST $1,730)                                    1,730

--------------------------------------------------------------------------------
CASH EQUIVALENT--4.7%
--------------------------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares, 5.04%**                 1,806,266               1,806
                                                                     ---------
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
  (COST $1,806)                                                          1,806
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--107.6%
  (COST $38,104)+                                                    $  41,343
                                                                     =========


Percentages are based on Net Assets of $38,417.***
*      Non-income producing security
**     Rate shown is the 7-day effective yield as of June 30, 2006.
# Security fully or partially on loan at June 30, 2006. The total value of securities on loan at June 30, 2006, was $1,716,550.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust - Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
ADR -- American Depositary Receipt
Cl --  Class
+ At June 30, 2006, the tax basis cost of the Fund's investments was $38,129, and the unrealized appreciation and depreciation were $4,323 and $(1,109), respectively.***

***    These numbers have been rounded to the nearest thousands.

Cost figures are presented with thousands omitted.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

================================================================================

SCHEDULE OF INVESTMENTS
TURNER NEW ENTERPRISE FUND
June 30, 2006 (Unaudited)


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
COMMON STOCK--97.9%
--------------------------------------------------------------------------------

ACTIVITIES RELATED TO REAL ESTATE--2.2%
--------------------------------------------------------------------------------
CB Richard Ellis Group, Cl A*                       13,810           $     344
                                                                     ---------
Total Activities Related to Real Estate                                    344
                                                                     ---------

--------------------------------------------------------------------------------
BEVERAGE MANUFACTURING--4.1%
--------------------------------------------------------------------------------
Hansen Natural* #                                    3,330                 634
                                                                     ---------
Total Beverage Manufacturing                                               634
                                                                     ---------

--------------------------------------------------------------------------------
COAL MINING--1.4%
--------------------------------------------------------------------------------
Arch Coal                                            5,150                 218
                                                                     ---------
Total Coal Mining                                                          218
                                                                     ---------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--6.4%
--------------------------------------------------------------------------------
Apple Computer*                                      9,030                 516
Rackable Systems* #                                 12,090                 477
                                                                     ---------
Total Computer & Peripheral Equipment
   Manufacturing                                                           993
                                                                     ---------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--2.4%
--------------------------------------------------------------------------------
Redback Networks*                                   20,630                 378
                                                                     ---------
Total Computer Systems Design & Related Services                           378
                                                                     ---------

--------------------------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--2.8%
--------------------------------------------------------------------------------
Nutri/System* #                                      7,030                 437
                                                                     ---------
Total Electronic Shopping & Mail-Order Houses                              437
                                                                     ---------

--------------------------------------------------------------------------------
FOUNDRIES--3.5%
--------------------------------------------------------------------------------
Precision Castparts                                  9,100                 544
                                                                     ---------
Total Foundries                                                            544
                                                                     ---------

--------------------------------------------------------------------------------
HOME HEALTH CARE SERVICES--3.2%
--------------------------------------------------------------------------------
Intuitive Surgical* #                                4,260                 502
                                                                     ---------
Total Home Health Care Services                                            502
                                                                     ---------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--5.2%
--------------------------------------------------------------------------------
Cymer*                                               5,380                 250
Varian Semiconductor
   Equipment Associates*                            16,960                 553
                                                                     ---------
Total Industrial Machinery Manufacturing                                   803
                                                                     ---------


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
INFORMATION SERVICES--12.3%
--------------------------------------------------------------------------------
24/7 Real Media* #                                  48,050           $     422
Ctrip.com International ADR #                        7,210                 368
Google, Cl A*                                        1,870                 784
Yahoo!*                                             10,460                 345
                                                                     ---------
Total Information Services                                               1,919
                                                                     ---------

--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS
MANUFACTURING--3.7%
--------------------------------------------------------------------------------
Ametek                                               6,210                 294
Thermo Electron* #                                   7,810                 283
                                                                     ---------
Total Navigational/Measuring/Medical/Control
   Instruments Manufacturing                                               577
                                                                     ---------

--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--4.8%
--------------------------------------------------------------------------------
GMX Resources* #                                     7,480                 231
Range Resources                                      9,845                 268
Ultra Petroleum*                                     4,070                 241
                                                                     ---------
Total Oil & Gas Extraction                                                 740
                                                                     ---------

--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT MANUFACTURING--2.5%
--------------------------------------------------------------------------------
Corning*                                            16,170                 391
                                                                     ---------
Total Other Electrical Equipment & Component
   Manufacturing                                                           391
                                                                     ---------

--------------------------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT MANUFACTURING--2.0%
--------------------------------------------------------------------------------
Coach*                                              10,540                 315
                                                                     ---------
Total Other Leather & Allied Product Manufacturing                         315
                                                                     ---------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--2.3%
--------------------------------------------------------------------------------
International Game Technology                        9,350                 355
                                                                     ---------
Total Other Miscellaneous Manufacturing                                    355
                                                                     ---------

--------------------------------------------------------------------------------
PAPER & PAPER PRODUCT WHOLESALE--3.0%
--------------------------------------------------------------------------------
VistaPrint*                                         17,420                 466
                                                                     ---------
Total Paper & Paper Product Wholesale                                      466
                                                                     ---------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--10.2%
--------------------------------------------------------------------------------
Allergan                                             4,320                 463
AstraZeneca ADR                                      9,940                 595

================================================================================

SCHEDULE OF INVESTMENTS
TURNER NEW ENTERPRISE FUND
June 30, 2006 (Unaudited)


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
Gilead Sciences*                                     8,970           $     531
                                                                     ---------
Total Pharmaceutical & Medicine Manufacturing                            1,589
                                                                     ---------

--------------------------------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--3.2%
--------------------------------------------------------------------------------
Chicago Mercantile
   Exchange Holdings                                 1,020                 501
                                                                     ---------
Total Securities & Commodity Exchanges                                     501
                                                                     ---------

--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
INTERMEDIATION & BROKERAGE--2.1%
--------------------------------------------------------------------------------
Thomas Weisel Partners Group* #                     16,870                 321
                                                                     ---------
Total Security & Commodity Contracts
   Intermediation & Brokerage                                              321
                                                                     ---------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT
MANUFACTURING--4.5%
--------------------------------------------------------------------------------
Emcore* #                                           33,710                 324
JDS Uniphase*                                      151,390                 383
                                                                     ---------
Total Semiconductor & Other Electronic
   Component Manufacturing                                                 707
                                                                     ---------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--7.6%
--------------------------------------------------------------------------------
Akamai Technologies* #                              16,570                 600
BEA Systems*                                        23,100                 302
Citrix Systems* #                                    7,070                 284
                                                                     ---------
Total Software Publishers                                                1,186
                                                                     ---------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--4.6%
--------------------------------------------------------------------------------
NII Holdings*                                       12,560                 708
                                                                     ---------
Total Telecommunications                                                   708
                                                                     ---------

--------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--3.9%
--------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide                  9,930                 599
                                                                     ---------
Total Traveler Accommodation                                               599

--------------------------------------------------------------------------------
TOTAL COMMON STOCK                                                   ---------
  (COST $13,603)                                                        15,227

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
LOANED SECURITIES--24.4%
--------------------------------------------------------------------------------
Boston Global Investment Trust --
   Quality Portfolio (1)                         3,794,800               3,795
                                                                     ---------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL                       ---------
  FOR LOANED SECURITIES (COST $3,795)                                    3,795
--------------------------------------------------------------------------------


                                                                       Value
                                                                       (000)
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--122.3%
  (COST $17,398)+                                                    $  19,022
                                                                     =========

Percentages are based on Net Assets of $15,559.***
*       Non-income producing security
# Security fully or partially on loan at June 30, 2006. The total value of securities on loan at June 30, 2006, was $3,721,796.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust - Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
ADR --  American Depositary Receipt
Cl  --  Class
+ At June 30, 2006, the tax basis cost of the Fund's investments was $17,431, and the unrealized appreciation and depreciation were $2,051 and $(460), respectively.***

***     These numbers have been rounded to the nearest thousands.

Cost figures are presented with thousands omitted.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

================================================================================

SCHEDULE OF INVESTMENTS
TURNER LARGE CAP VALUE FUND
June 30, 2006 (Unaudited)


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
COMMON STOCK--98.7%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AEROSPACE PRODUCT & PARTS MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Textron                                                 50           $       5
                                                                     ---------
Total Aerospace Product & Parts Manufacturing                                5
                                                                     ---------

--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY
MANUFACTURING--1.8%
--------------------------------------------------------------------------------
Caterpillar                                             60                   5
Joy Global                                             100                   5
                                                                     ---------
Total Agriculture, Construction & Mining
   Machinery Manufacturing                                                  10
                                                                     ---------

--------------------------------------------------------------------------------
ALUMINA & ALUMINUM PRODUCTION & PROCESSING--0.9%
--------------------------------------------------------------------------------
Alcoa                                                  160                   5
                                                                     ---------
Total Alumina & Aluminum Production & Processing                             5
                                                                     ---------

--------------------------------------------------------------------------------
ARCHITECTURAL, ENGINEERING & RELATED SERVICES--0.7%
--------------------------------------------------------------------------------
Fluor                                                   40                   4
                                                                     ---------
Total Architectural, Engineering & Related Services                          4
                                                                     ---------

--------------------------------------------------------------------------------
BEVERAGE MANUFACTURING--2.5%
--------------------------------------------------------------------------------
Coca-Cola                                              120                   5
Molson Coors Brewing, Cl B                              60                   4
Pepsi Bottling Group                                   150                   5
                                                                     ---------
Total Beverage Manufacturing                                                14
                                                                     ---------

--------------------------------------------------------------------------------
CABLE NETWORKS & PROGRAM DISTRIBUTION--1.8%
--------------------------------------------------------------------------------
Comcast, Cl A*                                         130                   4
DIRECTV Group*                                         340                   6
                                                                     ---------
Total Cable Networks & Program Distribution                                 10
                                                                     ---------

--------------------------------------------------------------------------------
COAL MINING--1.3%
-------------------------------------------------------------------------------
Peabody Energy                                         130                   7
                                                                     ---------
Total Coal Mining                                                            7
                                                                     ---------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--0.7%
--------------------------------------------------------------------------------
US Cellular*                                            70                   4
                                                                     ---------
Total Communications Equipment Manufacturing                                 4
                                                                     ---------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--1.3%
--------------------------------------------------------------------------------
Hewlett-Packard                                        230                   7
                                                                     ---------
Total Computer & Peripheral
   Equipment Manufacturing                                                   7
                                                                     ---------


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
CUTLERY & HANDTOOL MANUFACTURING--1.4%
--------------------------------------------------------------------------------
Pentair                                                230           $       8
                                                                     ---------
Total Cutlery & Handtool Manufacturing                                       8
                                                                     ---------

--------------------------------------------------------------------------------
DEPARTMENT STORES--1.3%
--------------------------------------------------------------------------------
J.C. Penney                                            100                   7
                                                                     ---------
Total Department Stores                                                      7
                                                                     ---------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--13.0%
--------------------------------------------------------------------------------
Bank of America                                        560                  27
Citigroup                                              480                  23
Regions Financial                                      200                   7
Wachovia                                               140                   8
Wells Fargo                                            110                   7
                                                                     ---------
Total Depository Credit Intermediation                                      72
                                                                     ---------

--------------------------------------------------------------------------------
ELECTRIC POWER GENERATION, TRANSMISSION & DISTRIBUTION--6.1%
--------------------------------------------------------------------------------
AES*                                                   370                   7
Allegheny Energy*                                      160                   6
Exelon                                                 120                   7
Mirant*                                                260                   7
TXU                                                    120                   7
                                                                     ---------
Total Electric Power Generation,
   Transmission & Distribution                                              34
                                                                     ---------

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--1.1%
--------------------------------------------------------------------------------
General Electric                                       170                   6
                                                                     ---------
Total Electrical Equipment Manufacturing                                     6
                                                                     ---------

--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--0.9%
--------------------------------------------------------------------------------
Circuit City Stores                                    190                   5
                                                                     ---------
Total Electronics & Appliance Stores                                         5
                                                                     ---------

--------------------------------------------------------------------------------
ENGINE, TURBINE & POWER TRANSMISSION EQUIPMENT
MANUFACTURING--1.4%
--------------------------------------------------------------------------------
Cummins                                                 70                   8
                                                                     ---------
Total Engine, Turbine & Power Transmission
   Equipment Manufacturing                                                   8
                                                                     ---------

--------------------------------------------------------------------------------
GAMBLING INDUSTRIES--0.9%
--------------------------------------------------------------------------------
Penn National Gaming*                                  130                   5
                                                                     ---------
Total Gambling Industries                                                    5
                                                                     ---------

================================================================================

SCHEDULE OF INVESTMENTS
TURNER LARGE CAP VALUE FUND
June 30, 2006 (Unaudited)


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
HEALTH & PERSONAL CARE STORES--0.9%
--------------------------------------------------------------------------------
CVS                                                    170           $       5
                                                                     ---------
Total Health & Personal Care Stores                                          5
                                                                     ---------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--7.9%
--------------------------------------------------------------------------------
American International Group                           140                   8
Fidelity National Financial                            180                   7
First American                                         150                   6
HCC Insurance Holdings                                 220                   7
Loews                                                  200                   7
WR Berkley                                             250                   9
                                                                     ---------
Total Insurance Carriers                                                    44
                                                                     ---------

--------------------------------------------------------------------------------
INVESTIGATION & SECURITY SERVICES--1.1%
--------------------------------------------------------------------------------
Brink's                                                110                   6
                                                                     ---------
Total Investigation & Security Services                                      6
                                                                     ---------

--------------------------------------------------------------------------------
LIQUEFIED PETROLEUM GAS (BOTTLED GAS) DEALERS--0.9%
--------------------------------------------------------------------------------
Energy Transfer Partners LP                            120                   5
                                                                     ---------
Total Liquefied Petroleum Gas (Bottled Gas)
Dealers                                                                      5
                                                                     ---------

--------------------------------------------------------------------------------
METAL ORE MINING--1.7%
--------------------------------------------------------------------------------
Newmont Mining                                          70                   3
Phelps Dodge                                            70                   6
                                                                     ---------
Total Metal Ore Mining                                                       9
                                                                     ---------

--------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--1.8%
--------------------------------------------------------------------------------
Diamond Offshore Drilling                               50                   4
Patterson-UTI Energy                                   190                   6
                                                                     ---------
Total Mining Support Activities                                             10
                                                                     ---------

--------------------------------------------------------------------------------
MISCELLANEOUS NONDURABLE GOODS WHOLESALE--1.1%
--------------------------------------------------------------------------------
Altria Group                                            80                   6
                                                                     ---------
Total Miscellaneous Nondurable Goods Wholesale                               6
                                                                     ---------

--------------------------------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--0.7%
--------------------------------------------------------------------------------
General Motors                                         140                   4
                                                                     ---------
Total Motor Vehicle Manufacturing                                            4
                                                                     ---------

--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS
MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Raytheon                                               110                   5
                                                                     ---------
Total Navigational/Measuring/Medical/Control
Instruments Manufacturing                                                    5
                                                                     ---------


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--4.5%
--------------------------------------------------------------------------------
AmeriCredit*                                           250           $       7
Countrywide Financial                                  180                   7
Fannie Mae                                              90                   4
Freddie Mac                                            130                   7
                                                                     ---------
Total Nondepository Credit Intermediation                                   25
                                                                     ---------

--------------------------------------------------------------------------------
OFFICE SUPPLIES, STATIONERY & GIFT STORES--1.1%
--------------------------------------------------------------------------------
Office Depot*                                          150                   6
                                                                     ---------
Total Office Supplies, Stationery & Gift Stores                              6
                                                                     ---------

--------------------------------------------------------------------------------
OFFICES OF PHYSICIANS--1.1%
--------------------------------------------------------------------------------
Caremark Rx*                                           120                   6
                                                                     ---------
Total Offices of Physicians                                                  6
                                                                     ---------

--------------------------------------------------------------------------------
OTHER GENERAL MERCHANDISE STORES--1.1%
--------------------------------------------------------------------------------
Sears Holdings*                                         40                   6
                                                                     ---------
Total Other General Merchandise Stores                                       6
                                                                     ---------

--------------------------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--1.3%
--------------------------------------------------------------------------------
American Capital Strategies                            220                   7
                                                                     ---------
Total Other Investment Pools & Funds                                         7
                                                                     ---------

--------------------------------------------------------------------------------
OTHER PROFESSIONAL/SCIENTIFIC/TECHNICAL SERVICE--0.7%
--------------------------------------------------------------------------------
Emdeon*                                                330                   4
                                                                     ---------
Total Other Professional/Scientific/Technical
Service                                                                      4
                                                                     ---------

--------------------------------------------------------------------------------
PETROLEUM & COAL PRODUCTS MANUFACTURING--10.1%
--------------------------------------------------------------------------------
Chevron                                                170                  11
ConocoPhillips                                         140                   9
Exxon Mobil                                            440                  27
Marathon Oil                                           110                   9
                                                                     ---------
Total Petroleum & Coal Products Manufacturing                               56
                                                                     ---------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--5.2%
--------------------------------------------------------------------------------
Merck                                                  220                   8
Pfizer                                                 630                  15
Schering-Plough                                        310                   6
                                                                     ---------
Total Pharmaceutical & Medicine Manufacturing                               29
                                                                     ---------

--------------------------------------------------------------------------------
RAIL TRANSPORTATION--1.1%
--------------------------------------------------------------------------------
Union Pacific                                           60                   6
                                                                     ---------
Total Rail Transportation                                                    6
                                                                     ---------

================================================================================

SCHEDULE OF INVESTMENTS
TURNER LARGE CAP VALUE FUND
June 30, 2006 (Unaudited)


                                                                       Value
                                                    Shares             (000)
--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
INTERMEDIATION & BROKERAGE--10.1%
--------------------------------------------------------------------------------
Bear Stearns                                            60           $       8
Goldman Sachs Group                                     40                   6
JPMorgan Chase                                         420                  18
Lehman Brothers Holdings                               130                   8
Merrill Lynch                                          110                   8
Morgan Stanley                                         130                   8
                                                                     ---------
Total Security & Commodity Contracts
   Intermediation & Brokerage                                               56
                                                                     ---------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT
MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Analog Devices                                         150                   5
                                                                     ---------
Total Semiconductor & Other Electronic
   Component Manufacturing                                                   5
                                                                     ---------

--------------------------------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION MANUFACTURING--1.6%
--------------------------------------------------------------------------------
Procter & Gamble                                       160                   9
                                                                     ---------
Total Soap, Cleaners & Toilet Preparation
   Manufacturing                                                             9
                                                                     ---------

--------------------------------------------------------------------------------
STEEL PRODUCT MANUFACTURING FROM PURCHASED STEEL--0.9%
--------------------------------------------------------------------------------
Allegheny Technologies                                  70                   5
                                                                     ---------
Total Steel Product Manufacturing from Purchased
Steel                                                                        5
                                                                     ---------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--4.0%
--------------------------------------------------------------------------------
AT&T                                                   260                   7
NII Holdings*                                           90                   5
Qwest Communications International*                    650                   6
Telephone & Data Systems                               100                   4
                                                                     ---------
Total Telecommunications                                                    22
                                                                     ---------
--------------------------------------------------------------------------------
TOTAL COMMON STOCK
  (COST $521)                                                              547

--------------------------------------------------------------------------------
CASH EQUIVALENT--2.0%
--------------------------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares, 5.04%**                    10,937                  11
                                                                     ---------
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
  (COST $11)                                                                11
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.7%
  (COST $532)+                                                       $     558
                                                                     =========


Percentages are based on Net Assets of $554.***
*     Non-income producing security
**    Rate shown is the 7-day effective yield as of June 30, 2006.
Cl -- Class
LP--  Limited Partnership
+ At June 30, 2006, the tax basis cost of the Fund's investments was $533, and the unrealized appreciation and depreciation were $31 and $(6), respectively.***

***   These numbers have been rounded to the nearest thousands.

Cost figures are presented with thousands omitted.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer, concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days of the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                            Turner Funds


By (Signature and Title)*                               /s/ Thomas R. Trala, Jr.
                                                        ------------------------
                                                        Thomas R. Trala, Jr.,
                                                        President and CEO

Date: August 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                               /s/ Thomas R. Trala, Jr.
                                                        ------------------------
                                                        Thomas R. Trala, Jr.,
                                                        President and CEO

Date: August 25, 2006


By (Signature and Title)*                               /s/ Michael Lawson
                                                        ------------------------
                                                        Michael Lawson,
                                                        Controller and CFO

Date: August 25, 2006

* Print the name and title of each signing officer under his or her signature.